UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust

(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Stephen G. Simon
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Common Stocks:

Consumer Discretionary:
3,287	AARON’S, INC.	$111,298	82,504
2,347	ADVANCE AUTO PARTS, INC.	185,228	376,318
6,150	AMAZON.COM, INC.(b)	274,721	3,650,886
4,920	AMC NETWORKS, INC., CLASS A(b)	271,744	319,505
1,300	AUTOLIV, INC.(c)	29,595	154,024
3,401	AUTONATION, INC.(b)	212,950	158,759
1,833	AUTOZONE, INC.(b)	1,065,729	1,460,333
35,730	BED BATH & BEYOND, INC.(b)	1,905,424	1,773,637
1,400	BIG LOTS, INC.	15,477	63,406
4,400	BORGWARNER, INC.	51,799	168,960
750	BRINKER INTERNATIONAL, INC.	10,084	34,462
2,178	BRUNSWICK CORP.	114,880	104,500
300	CABLE ONE, INC.	113,966	131,139
4,168	CARMAX, INC.(b)	50,984	212,985
10,433	CARNIVAL CORP.	487,271	550,549
1,877	CARTER’S, INC.	163,750	197,798
33,532	CBS CORP., CLASS B (NON VOTING)	1,263,397	1,847,278
12,870	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,695,797	2,605,274
49,629	CINEMARK HOLDINGS, INC.	1,169,305	1,778,207
9,400	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	8,052	44,180
5,000	COACH, INC.	19,161	200,450
25,584	COMCAST CORP., CLASS A	432,406	1,562,671
1,345	CST BRANDS, INC.	11,311	51,500
13,874	D.R. HORTON, INC.	294,006	419,411
5,793	DARDEN RESTAURANTS, INC.	242,013	384,076
6,411	DELPHI AUTOMOTIVE PLC(c)	532,781	480,953
4,105	DICK’S SPORTING GOODS, INC.	138,642	191,909
3,035	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	84,709	86,892
3,793	DOLLAR GENERAL CORP.	255,817	324,681
17,919	DOLLAR TREE, INC.(b)	917,825	1,477,601
900	DOMINO’S PIZZA, INC.	90,041	118,674
2,544	DSW, INC., CLASS A	62,465	70,316
3,710	EXPEDIA, INC.	274,189	400,012
13,405	FOOT LOCKER, INC.	680,631	864,622
38,163	FORD MOTOR CO.	164,117	515,200
9,868	GAMESTOP CORP., CLASS A	281,290	313,112
2,850	GANNETT CO., INC.	10,265	43,149
2,200	GARMIN LTD.(c)	40,557	87,912
22,108	GENERAL MOTORS CO.	683,793	694,854
21,679	GENTEX CORP.	214,551	340,144
4,250	GENUINE PARTS CO.	179,436	422,280
1,228	GNC HOLDINGS, INC., CLASS A	35,270	38,989
12,145	GOODYEAR TIRE & RUBBER (THE) CO.	377,069	400,542
2,100	GOPRO, INC., CLASS A(b)	27,468	25,116
43,653	GROUPON, INC.(b)	162,903	174,175
24,396	H&R BLOCK, INC.	588,782	644,542
2,400	HANESBRANDS, INC.	22,121	68,016
6,750	HARLEY-DAVIDSON, INC.	39,547	346,477
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	382,872
5,633	HASBRO, INC.	405,781	451,203
41,018	HOME DEPOT (THE), INC.	1,572,883	5,473,032
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	358,020
107	J. ALEXANDER’S HOLDINGS, INC.(b)	481	1,130
7,404	J.C. PENNEY CO., INC.(b)	67,698	81,888
3,150	JARDEN CORP.(b)	25,277	185,692
700	JOHNSON CONTROLS, INC.	27,181	27,279
14,386	KOHL’S CORP.	408,272	670,531
13,715	L BRANDS, INC.	720,153	1,204,314
2,338	LAS VEGAS SANDS CORP.	14,654	120,828
6,453	LEAR CORP.	741,774	717,380
1,800	LEGGETT & PLATT, INC.	79,087	87,120
2,900	LENNAR CORP., CLASS A	38,265	140,244
783	LIBERTY BROADBAND CORP., CLASS A(b)	1,186	45,539
1,566	LIBERTY BROADBAND CORP., CLASS C(b)	2,222	90,750
291	LIBERTY GLOBAL PLC LILAC, CLASS A(b)(c)	2,824	10,202
368	LIBERTY GLOBAL PLC LILAC, CLASS C(b)(c)	4,387	13,940
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	48,578	224,532

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Consumer Discretionary (Cont’d):
49,394	LIBERTY GLOBAL PLC, SERIES C(b)(c)	$1,702,220	1,855,239
75,965	LIBERTY INTERACTIVE CORP. QVC GROUP, CLASS A(b)	1,107,115	1,918,116
3,132	LIBERTY MEDIA CORP., CLASS A(b)	3,690	120,989
6,264	LIBERTY MEDIA CORP., CLASS C(b)	6,877	238,596
1,580	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	11,997	35,013
2,973	LIBERTY VENTURES, SERIES A(b)	15,728	116,304
1,200	LKQ CORP.(b)	14,970	38,316
17,290	LOWE’S COS., INC.	815,032	1,309,718
600	LULULEMON ATHLETICA, INC.(b)(c)	36,132	40,626
22,254	MACY’S, INC.	790,809	981,179
15,185	MARRIOTT INTERNATIONAL, INC., CLASS A	710,434	1,080,868
496	MARRIOTT VACATIONS WORLDWIDE CORP.	3,643	33,480
14,715	MCDONALD’S CORP.	907,035	1,849,381
6,600	MGM RESORTS INTERNATIONAL(b)	54,921	141,504
10,749	MICHAEL KORS HOLDINGS LTD.(b)(c)	583,673	612,263
7,698	MICHAELS (THE) COS., INC.(b)	175,951	215,313
815	MOHAWK INDUSTRIES, INC.(b)	67,672	155,584
600	MURPHY USA, INC.(b)	4,392	36,870
4,900	NETFLIX, INC.(b)	41,142	500,927
2,200	NEWELL RUBBERMAID, INC.	26,950	97,438
6,475	NEWS CORP., CLASS A	28,965	82,686
24,151	NIKE, INC., CLASS B	615,059	1,484,562
4,300	NORDSTROM, INC.	45,233	246,003
100	NVR, INC.(b)	128,601	173,240
2,195	OMNICOM GROUP, INC.	52,802	182,690
5,549	O’REILLY AUTOMOTIVE, INC.(b)	1,048,212	1,518,539
1,500	PANERA BREAD CO., CLASS A(b)	69,667	307,245
2,782	PENSKE AUTOMOTIVE GROUP, INC.	134,562	105,438
600	PRICELINE GROUP (THE), INC.(b)	55,053	773,376
14,100	PULTEGROUP, INC.	58,797	263,811
1,561	PVH CORP.	109,470	154,633
1,500	RALPH LAUREN CORP.	31,320	144,390
1,500	REGAL ENTERTAINMENT GROUP, CLASS A	11,060	31,710
13,677	ROSS STORES, INC.	249,746	791,898
4,530	ROYAL CARIBBEAN CRUISES LTD.	102,075	372,140
9,533	SKECHERS U.S.A., INC., CLASS A(b)	195,947	290,280
2,286	STAPLES, INC.	28,959	25,215
55,841	STARBUCKS CORP.	1,632,453	3,333,708
710	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	14,193	59,235
15,346	TARGET CORP.	750,903	1,262,669
5,700	TEGNA, INC.	40,935	133,722
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	60,790
1,300	TESLA MOTORS, INC.(b)	64,778	298,701
700	THOMSON REUTERS CORP.	27,643	28,336
3,906	THOR INDUSTRIES, INC.	130,245	249,086
2,000	TIFFANY & CO.	52,997	146,760
5,679	TIME WARNER CABLE, INC.	183,138	1,162,037
14,233	TIME WARNER, INC.	283,582	1,032,604
1,829	TIME, INC.	12,640	28,240
11,706	TJX (THE) COS., INC.	194,755	917,165
1,466	TOPBUILD CORP.(b)	11,809	43,599
2,204	TRACTOR SUPPLY CO.	197,519	199,374
810	TRIPADVISOR, INC.(b)	13,993	53,865
12,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	79,285	345,712
600	ULTA SALON COSMETICS & FRAGRANCE, INC.(b)	79,252	116,244
1,100	UNDER ARMOUR, INC., CLASS A(b)	31,882	93,313
2,638	URBAN OUTFITTERS, INC.(b)	74,857	87,291
6,800	VF CORP.	87,065	440,368
14,425	VIACOM, INC., CLASS B	670,641	595,464
800	VISTEON CORP.	4,456	63,672
27,560	WALT DISNEY (THE) CO.	532,656	2,736,984
3,012	WHIRLPOOL CORP.	235,143	543,184
5,475	WYNDHAM WORLDWIDE CORP.	24,501	418,454
1,600	WYNN RESORTS LTD.	32,322	149,488
9,016	YUM! BRANDS, INC.	78,831	737,960
		35,960,953	70,413,081	15.45%
Consumer Staples:
37,440	ALTRIA GROUP, INC.	786,272	2,345,990

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Consumer Staples (Cont’d):
44,281	ARCHER-DANIELS-MIDLAND CO.	$1,694,467	1,607,843
5,800	AVON PRODUCTS, INC.	27,492	27,898
1,100	BLUE BUFFALO PET PRODUCTS, INC.(b)	26,972	28,226
2,916	BROWN-FORMAN CORP., CLASS B	57,343	287,138
500	BUNGE LTD.	27,675	28,335
2,300	CAMPBELL SOUP CO.	147,936	146,717
4,000	CHURCH & DWIGHT CO., INC.	100,310	368,720
11,684	CLOROX (THE) CO.	1,237,148	1,472,885
57,881	COCA-COLA (THE) CO.	869,464	2,685,100
1,626	COCA-COLA ENTERPRISES, INC.	81,820	82,503
6,080	COLGATE-PALMOLIVE CO.	172,111	429,552
5,700	CONAGRA FOODS, INC.	197,579	254,334
4,600	CONSTELLATION BRANDS, INC., CLASS A	63,227	695,014
10,659	COSTCO WHOLESALE CORP.	654,095	1,679,645
4,100	COTY, INC., CLASS A	79,479	114,103
470	CRIMSON WINE GROUP LTD.(b)	2,671	3,939
12,788	CVS HEALTH CORP.	757,352	1,326,499
14,985	DIAGEO PLC ADR(c)(d)	1,148,602	1,616,432
24,017	DR. PEPPER SNAPPLE GROUP, INC.	1,544,480	2,147,600
397	EDGEWELL PERSONAL CARE CO.	15,226	31,970
697	ENERGIZER HOLDINGS, INC.	17,436	28,235
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	352,154
5,432	FLOWERS FOODS, INC.	94,978	100,275
12,400	GENERAL MILLS, INC.	277,056	785,540
1,300	HAIN CELESTIAL GROUP (THE), INC.(b)	53,911	53,183
3,300	HERBALIFE LTD.(b)	45,262	203,148
1,642	HERSHEY (THE) CO.	60,568	151,212
7,823	HORMEL FOODS CORP.	174,162	338,267
4,400	INGREDION, INC.	269,819	469,876
1,600	JM SMUCKER (THE) CO.	64,617	207,744
3,300	KELLOGG CO.	249,150	252,615
7,750	KIMBERLY-CLARK CORP.	889,348	1,042,452
69,426	KONINKLIJKE AHOLD N.V. ADR(c)(d)	1,272,148	1,557,919
5,579	KRAFT HEINZ (THE) CO.	45,339	438,286
55,790	KROGER (THE) CO.	1,281,551	2,133,967
800	MCCORMICK & CO., INC. (NON VOTING)	31,028	79,584
2,500	MEAD JOHNSON NUTRITION CO.	203,775	212,425
4,114	MOLSON COORS BREWING CO., CLASS B	258,130	395,685
23,075	MONDELEZ INTERNATIONAL, INC., CLASS A	225,958	925,769
3,403	MONSTER BEVERAGE CORP.(b)	330,117	453,892
5,624	NU SKIN ENTERPRISES, INC., CLASS A	200,846	215,118
8,991	PEPSICO, INC.	320,746	921,398
31,609	PHILIP MORRIS INTERNATIONAL, INC.	522,651	3,101,159
1,100	PILGRIM’S PRIDE CORP.(b)	27,236	27,940
6,000	PINNACLE FOODS, INC.	219,854	268,080
200	POST HOLDINGS, INC.(b)	4,616	13,754
36,560	PROCTER & GAMBLE (THE) CO.	619,687	3,009,254
5,596	REYNOLDS AMERICAN, INC.	27,316	281,535
1,900	SPECTRUM BRANDS HOLDINGS, INC.	176,648	207,632
7,700	SYSCO CORP.	117,906	359,821
10,601	TYSON FOODS, INC., CLASS A	237,958	706,663
26,698	WALGREENS BOOTS ALLIANCE, INC.	829,070	2,249,040
1,123	WAL-MART STORES, INC.	20,368	76,914
1,400	WHITEWAVE FOODS (THE) CO.(b)	56,854	56,896
7,800	WHOLE FOODS MARKET, INC.	97,833	242,658
		19,086,606	39,300,533	8.62%
Energy:
6,746	ANADARKO PETROLEUM CORP.	223,415	314,161
2,900	APACHE CORP.	126,577	141,549
5,800	BAKER HUGHES, INC.	258,480	254,214
1,100	CABOT OIL & GAS CORP.	23,980	24,981
562	CALIFORNIA RESOURCES CORP.	22	579
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	321,840
33,195	CHEVRON CORP.	1,449,959	3,166,803
500	CIMAREX ENERGY CO.	32,151	48,635
10,281	CNOOC LTD. ADR(c)(d)	1,112,925	1,203,494
8,100	COBALT INTERNATIONAL ENERGY, INC.(b)	27,054	24,057
6,900	COLUMBIA PIPELINE GROUP, INC.	67,929	173,190

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Energy (Cont’d):
1,700	CONCHO RESOURCES, INC.(b)	$49,631	171,768
23,044	CONOCOPHILLIPS	383,142	927,982
3,600	CONSOL ENERGY, INC.	30,888	40,644
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	60,720
6,099	CVR ENERGY, INC.	232,897	159,184
400	DIAMONDBACK ENERGY, INC.(b)	26,472	30,872
1,300	ENERGEN CORP.	44,343	47,567
9,600	EOG RESOURCES, INC.	62,765	696,768
4,000	EQT CORP.	132,900	269,040
43,051	EXXON MOBIL CORP.	1,607,797	3,598,633
2,400	FMC TECHNOLOGIES, INC.(b)	33,690	65,664
3,834	FRANK’S INTERNATIONAL N.V.(c)	60,887	63,184
103,891	GAZPROM PAO ADR(c)(d)	451,334	447,770
1,400	GULFPORT ENERGY CORP.(b)	40,964	39,676
34,868	HALLIBURTON CO.	926,643	1,245,485
3,100	HELMERICH & PAYNE, INC.	39,003	182,032
4,233	HESS CORP.	201,664	222,868
11,967	HOLLYFRONTIER CORP.	369,648	422,674
24,412	KINDER MORGAN, INC.	317,787	435,998
10,200	MARATHON OIL CORP.	129,615	113,628
50,599	MARATHON PETROLEUM CORP.	2,260,784	1,881,271
3,000	MURPHY OIL CORP.	39,255	75,570
49,652	NATIONAL OILWELL VARCO, INC.	1,816,105	1,544,177
7,000	NEWFIELD EXPLORATION CO.(b)	206,807	232,750
3,800	NOBLE ENERGY, INC.	20,499	119,358
6,200	OCCIDENTAL PETROLEUM CORP.	68,397	424,266
2,000	ONEOK, INC.	27,592	59,720
17,281	PATTERSON-UTI ENERGY, INC.	235,647	304,491
6,353	PBF ENERGY, INC., CLASS A	211,498	210,920
20,683	PHILLIPS 66	738,639	1,790,941
3,200	PIONEER NATURAL RESOURCES CO.	48,507	450,368
2,100	QEP RESOURCES, INC.	28,224	29,631
1,300	RANGE RESOURCES CORP.	42,822	42,094
2,400	RPC, INC.	28,536	34,032
16,600	SCHLUMBERGER LTD.	359,204	1,224,250
1,400	SM ENERGY CO.	27,342	26,236
3,400	SOUTHWESTERN ENERGY CO.(b)	26,758	27,438
9,954	SPECTRA ENERGY CORP.	137,808	304,592
2,000	SUPERIOR ENERGY SERVICES, INC.	27,380	26,780
1,100	TARGA RESOURCES CORP.	29,491	32,846
16,879	TESORO CORP.	1,368,954	1,451,763
64,123	VALERO ENERGY CORP.	2,984,758	4,112,849
3,300	WHITING PETROLEUM CORP.(b)	26,631	26,334
9,300	WILLIAMS (THE) COS., INC.	161,448	149,451
		19,533,401	29,497,788	6.47%
Financials:
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	178,640
27,579	AFLAC, INC.	1,575,796	1,741,338
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,158	190,869
3,406	ALLEGHANY CORP.(b)	981,730	1,690,057
9,516	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	139,322	332,489
45,995	ALLSTATE (THE) CORP.	2,594,901	3,098,683
1,400	AMERICAN CAPITAL AGENCY CORP.	26,068	26,082
10,133	AMERICAN EXPRESS CO.	257,999	622,166
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	344,813
34,230	AMERICAN INTERNATIONAL GROUP, INC.	1,338,764	1,850,131
3,350	AMERICAN TOWER CORP.	153,516	342,939
5,191	AMERIPRISE FINANCIAL, INC.	160,907	488,006
10,100	AMTRUST FINANCIAL SERVICES, INC.	263,219	261,388
12,700	ANNALY CAPITAL MANAGEMENT, INC.	128,349	130,302
4,748	AON PLC(c)	110,582	495,929
5,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	119,782	235,363
15,055	ARCH CAPITAL GROUP LTD.(b)(c)	826,876	1,070,410
1,600	ARTHUR J. GALLAGHER & CO.	34,040	71,168
1,898	ASPEN INSURANCE HOLDINGS LTD.(c)	92,662	90,535
3,116	ASSOCIATED BANC-CORP	61,095	55,901
5,629	ASSURANT, INC.	278,461	434,277

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Financials (Cont’d):
15,090	ASSURED GUARANTY LTD.(c)	$393,260	381,777
734	AVALONBAY COMMUNITIES, INC.	31,138	139,607
4,327	AXIS CAPITAL HOLDINGS LTD.(c)	209,054	239,975
202,216	BANK OF AMERICA CORP.	1,815,998	2,733,960
22,460	BANK OF NEW YORK MELLON (THE) CORP.	591,513	827,202
12,069	BB&T CORP.	292,944	401,536
17,560	BERKSHIRE HATHAWAY, INC., CLASS B(b)	1,590,365	2,491,413
3,388	BOSTON PROPERTIES, INC.	171,468	430,547
2,600	BRANDYWINE REALTY TRUST	28,512	36,478
1,100	BRIXMOR PROPERTY GROUP, INC.	26,851	28,182
900	CAMDEN PROPERTY TRUST	24,065	75,681
16,557	CAPITAL ONE FINANCIAL CORP.	657,737	1,147,566
1,150	CARE CAPITAL PROPERTIES, INC.	29,914	30,866
8,400	CBRE GROUP, INC., CLASS A(b)	267,500	242,088
21,400	CHARLES SCHWAB (THE) CORP.	186,608	599,628
6,140	CHIMERA INVESTMENT CORP.	67,467	83,443
4,829	CHUBB LTD.(c)	408,670	575,375
12,562	CINCINNATI FINANCIAL CORP.	759,954	821,052
26,261	CITIGROUP, INC.	1,015,742	1,096,397
3,755	CITIZENS FINANCIAL GROUP, INC.	90,954	78,667
865	CME GROUP, INC.	31,878	83,083
1,650	CNA FINANCIAL CORP.	60,862	53,097
1,545	CORRECTIONS CORP. OF AMERICA	23,098	49,517
911	CREDIT ACCEPTANCE CORP.(b)	172,104	165,392
4,600	CROWN CASTLE INTERNATIONAL CORP.	194,396	397,900
8,500	DDR CORP.	108,884	151,215
400	DIGITAL REALTY TRUST, INC.	15,555	35,396
16,287	DISCOVER FINANCIAL SERVICES	233,079	829,334
5,200	DOUGLAS EMMETT, INC.	55,202	156,572
2,100	DUKE REALTY CORP.	36,420	47,334
11,007	E*TRADE FINANCIAL CORP.(b)	191,896	269,561
2,209	EAST WEST BANCORP, INC.	91,766	71,748
2,726	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	141,555	178,117
27,190	EPR PROPERTIES	1,538,403	1,811,398
945	EQUINIX, INC.	81,596	312,521
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,862	58,184
8,216	EQUITY RESIDENTIAL	331,618	616,446
300	ERIE INDEMNITY CO., CLASS A	27,648	27,897
875	ESSEX PROPERTY TRUST, INC.	105,181	204,627
9,903	EVEREST RE GROUP LTD.(c)	1,758,152	1,955,149
900	FEDERAL REALTY INVESTMENT TRUST	48,326	140,445
43,645	FIFTH THIRD BANCORP	579,624	728,435
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	100,428
36,400	FIRST HORIZON NATIONAL CORP.	273,237	476,840
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	147,136
1,863	FNF GROUP	21,555	63,156
620	FNFV GROUP(b)	2,893	6,727
1,046	FOUR CORNERS PROPERTY TRUST, INC.	9,555	18,776
10,077	FRANKLIN RESOURCES, INC.	189,834	393,507
1,900	GAMING AND LEISURE PROPERTIES, INC.	51,852	58,748
6,800	GENERAL GROWTH PROPERTIES, INC.	133,233	202,164
9,496	GOLDMAN SACHS GROUP (THE), INC.	902,007	1,490,682
3,600	HANOVER INSURANCE GROUP (THE), INC.	264,224	324,792
46,301	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	1,896,852	2,133,550
7,000	HCP, INC.	101,081	228,060
4,250	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	95,672	125,035
1,800	HOSPITALITY PROPERTIES TRUST	23,559	47,808
16,122	HOST HOTELS & RESORTS, INC.	138,445	269,237
678	HOWARD HUGHES (THE) CORP.(b)	20,502	71,793
49,009	HUNTINGTON BANCSHARES, INC.	318,046	467,546
101	INTERCONTINENTAL EXCHANGE, INC.	12,819	23,749
11,400	INVESCO LTD.	176,069	350,778
33,700	JANUS CAPITAL GROUP, INC.	222,792	493,031
2,200	JONES LANG LASALLE, INC.	277,845	258,104
79,950	JPMORGAN CHASE & CO.	2,722,609	4,734,639
34,262	KEYCORP	415,453	378,252
8,201	KIMCO REALTY CORP.	94,870	236,025
4,200	LAMAR ADVERTISING CO., CLASS A	54,181	258,300

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Financials (Cont’d):
3,752	LEGG MASON, INC.	$52,584	130,119
4,300	LEUCADIA NATIONAL CORP.	71,251	69,531
1,100	LIBERTY PROPERTY TRUST	23,627	36,806
3,400	LINCOLN NATIONAL CORP.	118,119	133,280
4,300	LOEWS CORP.	83,945	164,518
5,123	MACERICH (THE) CO.	119,436	405,947
644	MARKEL CORP.(b)	422,377	574,171
2,978	MARSH & MCLENNAN COS., INC.	66,024	181,033
3,600	MCGRAW HILL FINANCIAL, INC.	84,305	356,328
5,100	MERCURY GENERAL CORP.	259,372	283,050
18,306	METLIFE, INC.	802,003	804,366
5,300	MFA FINANCIAL, INC.	35,351	36,305
1,200	MID-AMERICA APARTMENT COMMUNITIES, INC.	78,164	122,652
2,200	MOODY’S CORP.	77,502	212,432
21,600	MORGAN STANLEY	332,129	540,216
3,900	MSCI, INC.	124,722	288,912
5,900	NASDAQ, INC.	240,309	391,642
11,500	NAVIENT CORP.	77,545	137,655
5,148	NEW YORK COMMUNITY BANCORP, INC.	88,917	81,853
14,259	OLD REPUBLIC INTERNATIONAL CORP.	259,477	260,655
5,177	PACWEST BANCORP	95,285	192,326
1,500	PIEDMONT OFFICE REALTY TRUST, INC., CLASS A	27,375	30,465
13,141	PNC FINANCIAL SERVICES GROUP (THE), INC.	561,860	1,111,334
8,040	POPULAR, INC.(c)	229,520	230,024
1,600	POST PROPERTIES, INC.	97,204	95,584
8,259	PRINCIPAL FINANCIAL GROUP, INC.	304,976	325,818
37,491	PROGRESSIVE (THE) CORP.	1,068,331	1,317,434
10,169	PROLOGIS, INC.	257,893	449,266
18,499	PRUDENTIAL FINANCIAL, INC.	1,010,218	1,335,998
1,061	PUBLIC STORAGE	65,830	292,656
6,972	RAYONIER, INC.	74,591	172,069
800	REALOGY HOLDINGS CORP.(b)	27,296	28,888
2,700	REALTY INCOME CORP.	57,130	168,777
3,900	REGENCY CENTERS CORP.	88,714	291,915
54,074	REGIONS FINANCIAL CORP.	468,797	424,481
3,371	REINSURANCE GROUP OF AMERICA, INC.	296,860	324,459
1,379	RENAISSANCERE HOLDINGS LTD.(c)	146,120	165,246
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	84,614	155,330
48	RMR GROUP (THE), INC., CLASS A(b)	624	1,200
3,151	ROYAL BANK OF CANADA(c)	75,538	181,372
7,500	SEI INVESTMENTS CO.	108,537	322,875
3,300	SENIOR HOUSING PROPERTIES TRUST	50,160	59,037
3,595	SIMON PROPERTY GROUP, INC.	148,165	746,646
1,900	SL GREEN REALTY CORP.	58,203	184,072
10,100	SLM CORP.(b)	36,679	64,236
26,357	SOCIETE GENERALE S.A. ADR(c)(d)	204,310	196,360
18,572	SUNTRUST BANKS, INC.	579,676	670,078
259	SVB FINANCIAL GROUP(b)	33,084	26,431
4,704	SYNOVUS FINANCIAL CORP.	83,310	135,993
6,349	T. ROWE PRICE GROUP, INC.	125,884	466,398
2,100	TAUBMAN CENTERS, INC.	57,233	149,583
14,946	TCF FINANCIAL CORP.	157,745	183,238
2,600	TFS FINANCIAL CORP.	25,038	45,162
2,468	TORCHMARK CORP.	145,321	133,667
34,258	TRAVELERS (THE) COS., INC.	2,977,502	3,998,251
23,912	U.S. BANCORP	576,669	970,588
4,100	UDR, INC.	65,319	157,973
3,700	UNUM GROUP	121,664	114,404
1,300	URBAN EDGE PROPERTIES	18,730	33,592
6,518	VALIDUS HOLDINGS LTD.(c)	251,458	307,584
1,800	VENTAS, INC.	63,969	113,328
13,900	VEREIT, INC.	108,868	123,293
800	VORNADO REALTY TRUST	36,178	75,544
21,212	VOYA FINANCIAL, INC.	815,632	631,481
1,800	WASHINGTON FEDERAL, INC.	23,535	40,770
2,100	WEINGARTEN REALTY INVESTORS	29,916	78,792
113,144	WELLS FARGO & CO.	2,839,427	5,471,644
4,700	WELLTOWER, INC.	299,964	325,898

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Financials (Cont’d):
7,416	WEYERHAEUSER CO.	$118,081	229,748
300	WHITE MOUNTAINS INSURANCE GROUP LTD.	194,754	240,780
1,000	WILLIS TOWERS WATSON PLC(c)	123,430	118,660
3,797	WP GLIMCHER, INC.	28,568	36,034
6,106	WR BERKLEY CORP.	273,043	343,157
10,180	XL GROUP PLC(c)	354,533	374,624
2,600	ZIONS BANCORPORATION	49,361	62,946
		52,299,267	77,654,137	17.04%
Health Care:
12,735	ABBOTT LABORATORIES	208,212	532,705
22,035	ABBVIE, INC.	636,263	1,258,639
11,601	AETNA, INC.	749,259	1,303,372
4,200	ALERE, INC.(b)	77,812	212,562
4,018	ALEXION PHARMACEUTICALS, INC.(b)	239,586	559,386
400	ALIGN TECHNOLOGY, INC.(b)	27,524	29,076
11,499	ALLERGAN PLC(b)	2,033,603	3,082,077
11,965	AMERISOURCEBERGEN CORP.	591,841	1,035,571
17,441	AMGEN, INC.	297,337	2,614,929
20,735	ANTHEM, INC.	2,161,671	2,881,958
3,000	BAXTER INTERNATIONAL, INC.	120,180	123,240
12,830	BAYER A.G. ADR(c)(d)	1,079,418	1,504,959
3,000	BECTON DICKINSON AND CO.	261,189	455,460
5,250	BIOGEN, INC.(b)	66,399	1,366,680
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	616,968
18,500	BRISTOL-MYERS SQUIBB CO.	430,486	1,181,780
1,000	BRUKER CORP.	27,470	28,000
5,828	C.R. BARD, INC.	913,874	1,181,161
1,200	CARDINAL HEALTH, INC.	42,173	98,340
12,872	CELGENE CORP.(b)	146,839	1,288,358
3,255	CENTENE CORP.(b)	187,118	200,410
3,800	CERNER CORP.(b)	51,233	201,248
9,872	CIGNA CORP.	592,048	1,354,833
3,360	DAVITA HEALTHCARE PARTNERS, INC.(b)	60,592	246,557
7,655	DENTSPLY SIRONA, INC.	281,415	471,764
1,100	DEXCOM, INC.(b)	65,472	74,701
10,352	EDWARDS LIFESCIENCES CORP.(b)	304,874	913,150
14,821	ELI LILLY & CO.	790,374	1,067,260
2,500	ENDO INTERNATIONAL PLC(b)(c)	65,700	70,375
15,502	EXPRESS SCRIPTS HOLDING CO.(b)	215,555	1,064,832
33,627	GILEAD SCIENCES, INC.	937,277	3,088,976
40,620	GLAXOSMITHKLINE PLC ADR(c)(d)	1,734,711	1,647,141
193	HALYARD HEALTH, INC.(b)	3,014	5,545
1,154	HCA HOLDINGS, INC.(b)	79,507	90,070
1,900	HENRY SCHEIN, INC.(b)	86,166	327,997
31,734	HOLOGIC, INC.(b)	1,027,836	1,094,823
3,900	HUMANA, INC.	39,107	713,505
2,800	IDEXX LABORATORIES, INC.(b)	60,410	219,296
2,300	ILLUMINA, INC.(b)	98,233	372,853
500	INTUITIVE SURGICAL, INC.(b)	291,500	300,525
45,779	JOHNSON & JOHNSON	2,195,362	4,953,288
500	LABORATORY CORP. OF AMERICA HOLDINGS(b)	11,742	58,565
5,700	MCKESSON CORP.	202,597	896,325
940	MEDTRONIC PLC(c)	68,834	70,500
43,278	MERCK & CO., INC.	986,667	2,289,839
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	455,428
5,600	MYLAN N.V.(b)	254,632	259,560
18,150	NOVARTIS A.G. ADR(c)(d)	1,122,679	1,314,786
1,600	PATTERSON COS., INC.	29,864	74,448
3,400	PERKINELMER, INC.	53,706	168,164
12,430	PERRIGO CO. PLC(c)	1,868,426	1,590,170
93,231	PFIZER, INC.	929,612	2,763,367
1,861	QUINTILES TRANSNATIONAL HOLDINGS, INC.(b)	112,204	121,151
4,000	RESMED, INC.	81,990	231,280
5,009	ST. JUDE MEDICAL, INC.	143,833	275,495
4,700	STRYKER CORP.	18,139	504,263
8,125	TELEFLEX, INC.	413,225	1,275,706
6,700	THERMO FISHER SCIENTIFIC, INC.	138,727	948,653
23,531	UNITEDHEALTH GROUP, INC.	1,212,901	3,033,146

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Health Care (Cont’d):
3,936	UNIVERSAL HEALTH SERVICES, INC., CLASS B	$239,148	490,898
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	173,242	376,094
962	VCA, INC.(b)	50,899	55,498
1,100	VEEVA SYSTEMS, INC., CLASS A(b)	28,105	27,544
900	VERTEX PHARMACEUTICALS, INC.(b)	22,441	71,541
2,792	WATERS CORP.(b)	85,524	368,321
3,374	ZIMMER BIOMET HOLDINGS, INC.	140,047	359,770
1,400	ZOETIS, INC.	61,964	62,062
		28,003,298	57,976,944	12.72%
Industrials:
6,987	3M CO.	417,187	1,164,244
1,632	A.O. SMITH CORP.	124,751	124,538
923	ACCO BRANDS CORP.(b)	3,137	8,289
398	ACUITY BRANDS, INC.	79,415	86,820
4,642	AGCO CORP.	225,963	230,707
59,205	AIR LEASE CORP.	1,481,225	1,901,665
4,300	ALASKA AIR GROUP, INC.	287,293	352,686
1,533	ALLEGION PLC(c)	40,913	97,667
500	AMERCO	154,995	178,655
14,190	AMERICAN AIRLINES GROUP, INC.	579,001	581,932
5,175	AMETEK, INC.	73,220	258,647
1,700	B/E AEROSPACE, INC.	34,478	78,404
26,071	BOEING (THE) CO.	1,385,962	3,309,453
5,205	BWX TECHNOLOGIES, INC.	145,980	174,680
3,054	CARLISLE COS., INC.	119,403	303,873
10,504	CATERPILLAR, INC.	272,491	803,976
7,692	CINTAS CORP.	623,247	690,819
900	COLFAX CORP.(b)	26,910	25,731
600	COPA HOLDINGS S.A., CLASS A(c)	23,043	40,650
3,948	CRANE CO.	66,572	212,639
27,900	CSX CORP.	97,923	718,425
3,700	CUMMINS, INC.	50,756	406,778
12,420	DANAHER CORP.	372,178	1,178,161
7,300	DEERE & CO.	199,160	562,027
27,011	DELTA AIR LINES, INC.	863,398	1,314,895
1,525	DOVER CORP.	40,758	98,103
1,987	DUN & BRADSTREET (THE) CORP.	49,383	204,820
8,384	EATON CORP. PLC	117,573	524,503
6,100	EMERSON ELECTRIC CO.	335,500	331,718
4,763	EQUIFAX, INC.	495,640	544,363
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	111,287
6,653	FEDEX CORP.	130,734	1,082,576
1,950	FLUOR CORP.	26,013	104,715
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	240,972
1,400	GATX CORP.	24,276	66,500
3,067	GENERAL DYNAMICS CORP.	426,973	402,912
177,410	GENERAL ELECTRIC CO.	3,727,383	5,639,864
3,505	HD SUPPLY HOLDINGS, INC.(b)	103,651	115,910
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	69,498
9,188	HONEYWELL INTERNATIONAL, INC.	279,204	1,029,515
1,200	HUBBELL, INC.	43,309	127,116
610	HUNTINGTON INGALLS INDUSTRIES, INC.	14,978	83,533
2,500	IDEX CORP.	58,238	207,200
700	IHS, INC., CLASS A(b)	30,839	86,912
21,789	ILLINOIS TOOL WORKS, INC.	1,688,136	2,232,065
2,700	INGERSOLL-RAND PLC	83,277	167,427
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	63,931
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	176,904
14,472	JETBLUE AIRWAYS CORP.(b)	88,957	305,649
1,600	JOY GLOBAL, INC.	26,928	25,712
2,900	KANSAS CITY SOUTHERN	46,328	247,805
850	KLX, INC.(b)	13,147	27,319
1,100	L-3 COMMUNICATIONS HOLDINGS, INC.	49,763	130,350
1,000	LANDSTAR SYSTEM, INC.	30,070	64,610
900	LENNOX INTERNATIONAL, INC.	26,811	121,671
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	81,998
3,494	LOCKHEED MARTIN CORP.	608,007	773,921

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Industrials (Cont’d):
2,200	MACQUARIE INFRASTRUCTURE CORP.	$157,616	148,368
4,800	MANITOWOC (THE) CO., INC.	10,053	20,784
4,800	MANITOWOC FOODSERVICE, INC.(b)	37,515	70,752
5,214	MANPOWERGROUP, INC.	330,211	424,524
24,352	MASCO CORP.	398,631	765,870
2,000	NIELSEN HOLDINGS PLC	61,200	105,320
4,760	NORFOLK SOUTHERN CORP.	99,373	396,270
21,651	NORTHROP GRUMMAN CORP.	3,136,805	4,284,733
2,180	NOW, INC.(b)	21,218	38,630
3,500	OSHKOSH CORP.	60,585	143,045
5,938	OWENS CORNING	241,110	280,749
8,389	PACCAR, INC.	91,278	458,794
4,012	PARKER-HANNIFIN CORP.	242,797	445,653
2,519	PENTAIR PLC(c)	73,408	136,681
4,100	QUANTA SERVICES, INC.(b)	52,132	92,496
3,479	RAYTHEON CO.	195,989	426,630
2,000	REPUBLIC SERVICES, INC.	81,516	95,300
1,800	ROBERT HALF INTERNATIONAL, INC.	78,642	83,844
6,221	ROCKWELL AUTOMATION, INC.	179,002	707,639
1,814	ROCKWELL COLLINS, INC.	43,808	167,269
1,820	ROLLINS, INC.	49,019	49,358
300	ROPER TECHNOLOGIES, INC.	19,526	54,831
2,300	SNAP-ON, INC.	230,888	361,077
1,000	SOLARCITY CORP.(b)	26,570	24,580
27,060	SOUTHWEST AIRLINES CO.	553,687	1,212,288
6,439	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	267,176	292,073
5,273	STANLEY BLACK & DECKER, INC.	334,697	554,772
1,200	STERICYCLE, INC.(b)	50,064	151,428
1,100	TEREX CORP.	27,203	27,368
700	TEXTRON, INC.	25,459	25,522
1,200	TYCO INTERNATIONAL PLC	27,306	44,052
32,715	UNION PACIFIC CORP.	1,481,663	2,602,478
1,928	UNITED CONTINENTAL HOLDINGS, INC.(b)	38,137	115,410
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	373,364
500	UNITED RENTALS, INC.(b)	31,775	31,095
10,650	UNITED TECHNOLOGIES CORP.	359,588	1,066,065
2,000	USG CORP.(b)	12,350	49,620
180	VERITIV CORP.(b)	1,653	6,707
1,700	W.W. GRAINGER, INC.	74,317	396,831
2,966	WABCO HOLDINGS, INC.(b)	129,705	317,125
1,400	WABTEC CORP.	25,603	111,006
1,650	WASTE CONNECTIONS, INC.	29,915	106,574
8,650	WASTE MANAGEMENT, INC.	135,675	510,350
1,600	XYLEM, INC.	30,618	65,440
		26,319,957	48,140,505	10.56%
Information Technology:
7,666	ACCENTURE PLC, CLASS A(c)	453,786	884,656
18,684	ACTIVISION BLIZZARD, INC.	270,060	632,267
6,224	ADOBE SYSTEMS, INC.(b)	79,363	583,811
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,919	183,381
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	352,000
8,526	ALPHABET, INC., CLASS A(b)	3,535,783	6,504,485
5,611	ALPHABET, INC., CLASS C(b)	1,207,730	4,179,914
12,207	AMDOCS LTD.	670,504	737,547
500	AMPHENOL CORP., CLASS A	28,600	28,910
13,014	ANALOG DEVICES, INC.	385,778	770,299
1,200	ANSYS, INC.(b)	30,630	107,352
96,328	APPLE, INC.	1,328,454	10,498,789
4,900	APPLIED MATERIALS, INC.	50,596	103,782
7,600	ARRIS INTERNATIONAL PLC(b)	203,338	174,192
4,877	ARROW ELECTRONICS, INC.(b)	267,343	314,128
2,386	AUTODESK, INC.(b)	55,907	139,128
6,266	AUTOMATIC DATA PROCESSING, INC.	308,620	562,123
7,056	AVNET, INC.	317,350	312,581
8,300	BOOZ ALLEN HAMILTON HOLDING CORP.	242,633	251,324
3,586	BROADCOM LTD.(c)	122,600	554,037
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	202,425

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Information Technology (Cont’d):
3,470	CA, INC.	$95,608	106,841
11,400	CADENCE DESIGN SYSTEMS, INC.(b)	154,632	268,812
1,522	CDK GLOBAL, INC.	19,712	70,848
6,470	CDW CORP.	231,037	268,505
105,484	CISCO SYSTEMS, INC.	271,192	3,003,129
4,234	CITRIX SYSTEMS, INC.(b)	47,866	332,708
16,791	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	379,720	1,052,796
7,708	COMMSCOPE HOLDING CO., INC.(b)	227,630	215,207
4,900	COMPUTER SCIENCES CORP.	161,990	168,511
8,308	CORELOGIC, INC.(b)	139,352	288,288
54,700	CORNING, INC.	820,057	1,142,683
200	COSTAR GROUP, INC.(b)	37,134	37,634
2,700	CYPRESS SEMICONDUCTOR CORP.	3,261	23,382
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	86,920
87,565	EBAY, INC.(b)	1,956,140	2,089,301
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	94,781
13,678	ELECTRONIC ARTS, INC.(b)	412,909	904,253
34,310	EMC CORP.	233,560	914,361
2,800	F5 NETWORKS, INC.(b)	196,245	296,380
28,900	FACEBOOK, INC., CLASS A(b)	1,072,310	3,297,490
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	493,945
1,400	FIREEYE, INC.(b)	26,278	25,186
19,625	FISERV, INC.(b)	1,190,291	2,013,132
800	FLEETCOR TECHNOLOGIES, INC.(b)	111,811	119,000
2,600	FORTINET, INC.(b)	80,697	79,638
3,648	GENPACT LTD.(b)	90,411	99,189
3,800	GLOBAL PAYMENTS, INC.	113,707	248,140
5,000	HARRIS CORP.	189,845	389,300
18,800	HEWLETT PACKARD ENTERPRISE CO.	175,629	333,324
9,700	HP, INC.	75,350	119,504
1,300	IAC/INTERACTIVECORP	78,263	61,204
108,985	INTEL CORP.	789,538	3,525,665
3,446	INTERNATIONAL BUSINESS MACHINES CORP.	359,574	521,897
5,000	INTUIT, INC.	103,285	520,050
2,247	IPG PHOTONICS CORP.(b)	183,260	215,892
5,643	JABIL CIRCUIT, INC.	118,730	108,741
35,668	JUNIPER NETWORKS, INC.	915,357	909,891
2,425	KEYSIGHT TECHNOLOGIES, INC.(b)	75,096	67,269
2,600	KLA-TENCOR CORP.	72,951	189,306
4,800	LAM RESEARCH CORP.	123,706	396,480
1,700	LINEAR TECHNOLOGY CORP.	37,612	75,752
400	LINKEDIN CORP., CLASS A(b)	25,488	45,740
5,400	MARVELL TECHNOLOGY GROUP LTD.(c)	27,297	55,674
17,000	MASTERCARD, INC., CLASS A	182,282	1,606,500
2,700	MAXIM INTEGRATED PRODUCTS, INC.	45,259	99,306
4,200	MICROCHIP TECHNOLOGY, INC.	45,818	202,440
11,900	MICRON TECHNOLOGY, INC.(b)	53,372	124,593
132,791	MICROSOFT CORP.	1,575,983	7,334,047
12,864	MOTOROLA SOLUTIONS, INC.	860,812	973,805
18,411	NETAPP, INC.	633,412	502,436
1,900	NEUSTAR, INC., CLASS A(b)	31,607	46,740
1,985	NUANCE COMMUNICATIONS, INC.(b)	33,845	37,100
21,289	NVIDIA CORP.	300,313	758,527
68,262	ORACLE CORP.	82,431	2,792,598
2,973	PALO ALTO NETWORKS, INC.(b)	143,984	485,015
3,866	PAYCHEX, INC.	21,167	208,803
11,100	PAYPAL HOLDINGS, INC.(b)	120,672	428,460
2,400	PTC, INC.(b)	82,674	79,584
3,239	QORVO, INC.(b)	142,196	163,278
12,700	QUALCOMM, INC.	213,013	649,478
4,200	RED HAT, INC.(b)	61,669	312,942
7,600	SALESFORCE.COM, INC.(b)	86,711	561,108
4,800	SANDISK CORP.	38,730	365,184
40,921	SEAGATE TECHNOLOGY PLC	1,317,957	1,409,728
500	SERVICENOW, INC.(b)	18,840	30,590
600	SPLUNK, INC.(b)	28,554	29,358
2,400	SQUARE, INC., CLASS A(b)	27,168	36,672
14,419	SYMANTEC CORP.	71,242	265,021

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Information Technology (Cont’d):
4,400	SYNOPSYS, INC.(b)	$172,415	213,136
600	TABLEAU SOFTWARE, INC., CLASS A(b)	26,178	27,522
2,400	TERADATA CORP.(b)	33,636	62,976
17,445	TERADYNE, INC.	288,229	376,638
23,869	TEXAS INSTRUMENTS, INC.	632,693	1,370,558
26,172	TOTAL SYSTEM SERVICES, INC.	1,234,354	1,245,264
5,000	TRIMBLE NAVIGATION LTD.(b)	38,163	124,000
1,351	VERISIGN, INC.(b)	109,199	119,617
26,100	VISA, INC., CLASS A	609,671	1,996,128
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	95,238
1,100	VMWARE, INC., CLASS A(b)	34,055	57,541
9,573	WESTERN DIGITAL CORP.	245,075	452,228
21,527	WESTERN UNION (THE) CO.	414,024	415,256
400	WORKDAY, INC., CLASS A(b)	29,216	30,736
11,961	XILINX, INC.	298,091	567,310
20,640	YAHOO!, INC.(b)	228,331	759,758
		32,089,363	80,771,099	17.72%
Materials:
1,575	AIR PRODUCTS & CHEMICALS, INC.	62,588	226,879
400	AIRGAS, INC.	16,882	56,656
1,300	ALBEMARLE CORP.	29,152	83,109
11,094	ASHLAND, INC.	1,098,072	1,219,896
2,853	AVERY DENNISON CORP.	185,748	205,730
2,564	BALL CORP.	10,015	182,788
2,700	BEMIS CO., INC.	60,200	139,806
20,820	BERRY PLASTICS GROUP, INC.(b)	690,823	752,643
7,092	BHP BILLITON PLC ADR(c)(d)	138,380	161,201
2,695	CELANESE CORP., SERIES A	166,690	176,522
5,500	CF INDUSTRIES HOLDINGS, INC.	97,135	172,370
37,723	CROWN HOLDINGS, INC.(b)	1,245,559	1,870,684
4,017	DOMTAR CORP.	162,643	162,688
12,633	DOW CHEMICAL (THE) CO.	401,543	642,514
11,925	E.I. DU PONT DE NEMOURS & CO.	332,718	755,091
438	EAGLE MATERIALS, INC.	1,727	30,708
3,737	EASTMAN CHEMICAL CO.	110,785	269,924
3,991	ECOLAB, INC.	137,417	445,076
15,800	FREEPORT-MCMORAN, INC.	103,648	163,372
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	419,015
7,831	INTERNATIONAL PAPER CO.	81,440	321,384
33,686	LYONDELLBASELL INDUSTRIES N.V., CLASS A	2,905,628	2,882,848
700	MARTIN MARIETTA MATERIALS, INC.	27,965	111,657
12,592	MONSANTO CO.	274,040	1,104,822
9,206	MOSAIC (THE) CO.	250,229	248,562
7,400	NEWMONT MINING CORP.	136,530	196,692
5,844	NUCOR CORP.	99,313	276,421
111,460	OWENS-ILLINOIS, INC.(b)	2,174,749	1,778,902
2,100	PACKAGING CORP. OF AMERICA	30,901	126,840
7,972	PPG INDUSTRIES, INC.	180,558	888,798
4,150	PRAXAIR, INC.	119,436	474,968
6,555	RELIANCE STEEL & ALUMINUM CO.	321,215	453,540
2,400	ROYAL GOLD, INC.	89,256	123,096
6,500	RPM INTERNATIONAL, INC.	72,503	307,645
5,473	SEALED AIR CORP.	224,396	262,759
3,939	SHERWIN-WILLIAMS (THE) CO.	656,239	1,121,315
3,600	SONOCO PRODUCTS CO.	74,519	174,852
3,234	SOUTHERN COPPER CORP.(c)	38,445	89,614
8,200	STEEL DYNAMICS, INC.	89,708	184,582
3,200	VALSPAR (THE) CORP.	68,240	342,464
4,510	VULCAN MATERIALS CO.	263,016	476,121
2,242	WESTROCK CO.	27,004	87,505
		13,336,286	20,172,059	4.42%
Telecommunication Services:
100,102	AT&T, INC.	2,306,326	3,920,995
31,756	CENTURYLINK, INC.	842,994	1,014,922
66,700	FRONTIER COMMUNICATIONS CORP.	294,356	372,853
6,710	LEVEL 3 COMMUNICATIONS, INC.(b)	159,907	354,623
12,469	NIPPON TELEGRAPH & TELEPHONE CORP. ADR(c)(d)	372,783	539,160

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Telecommunication Services (Cont’d):
14,466	NTT DOCOMO, INC. ADR(c)(d)	$325,147	329,391
9,840	SPRINT CORP.(b)	21,187	34,243
2,843	TELEPHONE & DATA SYSTEMS, INC.	77,658	85,546
9,650	T-MOBILE US, INC.(b)	334,860	369,595
5,200	UNITED STATES CELLULAR CORP.(b)	194,476	237,588
57,795	VERIZON COMMUNICATIONS, INC.	2,374,740	3,125,554
		7,304,434	10,384,470	2.28%
Utilities:
9,400	AES CORP.	88,736	110,920
4,500	AGL RESOURCES, INC.	135,198	293,130
1,000	ALLIANT ENERGY CORP.	24,835	74,280
1,600	AMEREN CORP.	40,872	80,160
9,515	AMERICAN ELECTRIC POWER CO., INC.	310,769	631,796
28,370	AMERICAN WATER WORKS CO., INC.	687,496	1,955,544
1,735	AQUA AMERICA, INC.	22,973	55,208
8,500	CALPINE CORP.(b)	56,652	128,945
5,800	CENTERPOINT ENERGY, INC.	66,308	121,336
13,300	CMS ENERGY CORP.	259,708	564,452
3,289	CONSOLIDATED EDISON, INC.	196,592	252,003
8,862	DOMINION RESOURCES, INC.	284,452	665,713
2,300	DTE ENERGY CO.	84,036	208,518
9,251	DUKE ENERGY CORP.	386,810	746,371
8,525	EDISON INTERNATIONAL	182,117	612,862
3,064	ENTERGY CORP.	60,101	242,914
4,961	EVERSOURCE ENERGY	125,492	289,425
2,800	GREAT PLAINS ENERGY, INC.	43,498	90,300
10,500	ITC HOLDINGS CORP.	154,843	457,485
1,500	NATIONAL FUEL GAS CO.	38,322	75,075
4,000	NEXTERA ENERGY, INC.	157,875	473,360
6,900	NISOURCE, INC.	43,973	162,564
4,200	NRG ENERGY, INC.	56,994	54,642
30,655	NRG YIELD, INC., CLASS A	523,409	415,988
35,815	NRG YIELD, INC., CLASS C	590,914	510,006
4,800	OGE ENERGY CORP.	43,344	137,424
500	ONE GAS, INC.	3,925	30,550
5,900	PG&E CORP.	79,340	352,348
2,400	PINNACLE WEST CAPITAL CORP.	71,637	180,168
1,300	PPL CORP.	30,566	49,491
10,900	PUBLIC SERVICE ENTERPRISE GROUP, INC.	479,777	513,826
4,800	SCANA CORP.	166,536	336,720
2,700	SEMPRA ENERGY	124,368	280,935
8,600	SOUTHERN (THE) CO.	176,010	444,878
7,600	TECO ENERGY, INC.	90,842	209,228
9,850	UGI CORP.	246,882	396,856
1,600	VECTREN CORP.	77,182	80,896
4,820	WEC ENERGY GROUP, INC.	46,469	289,537
1,400	WESTAR ENERGY, INC.	25,767	69,454
8,825	XCEL ENERGY, INC.	193,224	369,062
		6,478,844	13,014,370	2.85%
	Sub-total Common Stocks:	240,412,409	447,324,986	98.13%
Master Limited Partnerships:
Energy:
48,595	ENTERPRISE PRODUCTS PARTNERS L.P.	1,030,393	1,196,409
23,210	MAGELLAN MIDSTREAM PARTNERS L.P.	756,641	1,596,848
		1,787,034	2,793,257	0.62%
	Sub-total Master Limited Partnerships:	1,787,034	2,793,257	0.62%
Rights:
Consumer Staples:
1,600	CASA LEY (CONTINGENT VALUE RIGHTS)(b)	1,624	1,624

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Rights (Cont’d):
Financials:
1,600	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT VALUE RIGHTS)(b)	$78	78
	Sub-total Rights:	1,702	1,702	0.00%

Short-Term Investments:
5,657,474	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.20%(e)	5,657,474	5,657,474
	Sub-total Short-Term Investments:	5,657,474	5,657,474	1.24%
	Grand total(f)	$247,858,619	455,777,419	99.99%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2016, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.34% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.31% of net assets as of March 31, 2016.

(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2015, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $10,519,384 with net sales of $4,861,910 during the three months ended March 31, 2016.

(f)	At March 31, 2016, the cost for Federal income tax purposes was $247,909,880. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$213,309,028
Gross unrealized depreciation	(5,441,489)
Net unrealized appreciation	$207,867,539

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2016

Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, which are carried at fair value as of March 31, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks	$447,324,986	$—	$—	$447,324,986
Master Limited Partnerships	2,793,257	—	—	2,793,257
Rights	—	—	1,702	1,702
Short-Term Investments	5,657,474	—	—	5,657,474
Total	$455,775,717	$—	$1,702	$455,777,419

For the Clearwater Core Equity Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, rights and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity, master limited partnerships, and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. At March 31, 2016, trading of two rights was suspended pending corporate actions and these rights were valued at period end using the applicable company’s internally determined prices.

The Clearwater Core Equity Fund discloses all transfers between levels based on valuations at the end of each reporting period. At March 31, 2016, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2015.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at March 31, 2016.

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Core Equity Fund (unaudited)
March 31, 2015

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)

March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Common Stocks:
Consumer Discretionary:
47,679	1-800-FLOWERS.COM, INC., CLASS A(b)	$386,663	375,711
35,600	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	806,403	547,884
199,166	BLACK DIAMOND, INC.(b)	1,431,807	900,230
48,900	BLOOMIN’ BRANDS, INC.	1,124,517	824,943
58,783	BRAVO BRIO RESTAURANT GROUP, INC.(b)	741,938	455,568
45,077	CALLAWAY GOLF CO.	404,106	411,102
24,835	CARRIAGE SERVICES, INC.	455,737	536,684
6,042	CSS INDUSTRIES, INC.	172,412	168,753
41,100	CST BRANDS, INC.	1,266,746	1,573,719
128,500	DENNY’S CORP.(b)	495,367	1,331,260
160,978	EW SCRIPPS (THE) CO., CLASS A(b)	3,054,499	2,509,647
32,657	FTD COS., INC.(b)	1,028,002	857,246
25,952	G-III APPAREL GROUP LTD.(b)	1,273,516	1,268,793
11,445	GRAY TELEVISION, INC.(b)	137,344	134,135
15,393	HELEN OF TROY LTD.(b)	1,205,233	1,596,100
32,897	HORIZON GLOBAL CORP.(b)	294,154	413,844
45,000	HOUGHTON MIFFLIN HARCOURT CO.(b)	939,234	897,300
87,372	IROBOT CORP.(b)	2,714,041	3,084,232
32,184	JAMBA, INC.(b)	439,726	397,794
7,197	LIBERTY TAX, INC.	120,724	140,989
77,401	LIFELOCK, INC.(b)	851,803	934,230
34,566	LITHIA MOTORS, INC., CLASS A	2,512,038	3,018,649
1,280	LORAL SPACE & COMMUNICATIONS, INC.(b)	39,718	44,966
26,287	MARRIOTT VACATIONS WORLDWIDE CORP.	1,635,534	1,774,373
73,000	MEDIA GENERAL, INC.(b)	1,166,231	1,190,630
69,404	OUTERWALL, INC.	3,386,379	2,567,254
26,000	PENSKE AUTOMOTIVE GROUP, INC.	499,100	985,400
8,897	PERRY ELLIS INTERNATIONAL, INC.(b)	190,916	163,794
3,865	RED ROBIN GOURMET BURGERS, INC.(b)	239,121	249,177
9,183	RENT-A-CENTER, INC.	153,455	145,551
55,716	SHUTTERFLY, INC.(b)	2,469,314	2,583,551
29,602	SUMMER INFANT, INC.(b)	70,210	51,804
17,625	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	322,923	389,160
71,384	TILE SHOP HOLDINGS, INC.(b)	822,341	1,064,336
57,000	TIME, INC.	1,346,835	880,080
44,104	TOPBUILD CORP.(b)	1,156,727	1,311,653
3,201	TOWER INTERNATIONAL, INC.	72,451	87,067
50,572	TRAVELCENTERS OF AMERICA LLC(b)	499,900	342,373
81,100	TRI POINTE GROUP, INC.(b)	1,357,771	955,358
12,854	UNIFI, INC.(b)	308,935	294,485
12,300	VAIL RESORTS, INC.	445,869	1,644,510
24,100	VISTA OUTDOOR, INC.(b)	1,069,330	1,251,031
24,096	VITAMIN SHOPPE, INC.(b)	932,340	746,012
16,023	WCI COMMUNITIES, INC.(b)	293,194	297,707
12,385	WINNEBAGO INDUSTRIES, INC.	253,598	278,043
		40,588,202	41,677,128	14.22%
Consumer Staples:
42,933	CAL-MAINE FOODS, INC.	1,764,827	2,228,652
64,350	FLOWERS FOODS, INC.	631,022	1,187,901
63,394	FRESH MARKET (THE), INC.(b)	2,176,391	1,808,631
38,326	MEDIFAST, INC.	1,131,095	1,157,062
12,093	OMEGA PROTEIN CORP.(b)	203,122	204,855
95,110	S&W SEED CO.(b)	416,962	397,560
3,866	SENECA FOODS CORP., CLASS A(b)	81,186	134,305
29,651	SPARTANNASH CO.	671,881	898,722
14,651	SPECTRUM BRANDS HOLDINGS, INC.	490,868	1,601,061
		7,567,354	9,618,749	3.28%
Energy:
32,323	ALON USA ENERGY, INC.	392,961	333,573
38,455	CARRIZO OIL & GAS, INC.(b)	985,152	1,189,029
12,866	DELEK US HOLDINGS, INC.	178,431	196,078
121,574	MEMORIAL RESOURCE DEVELOPMENT CORP.(b)	1,835,278	1,237,623
55,100	PARSLEY ENERGY, INC., CLASS A(b)	1,029,621	1,245,260
115,300	SYNERGY RESOURCES CORP.(b)	1,219,900	895,881
		5,641,343	5,097,444	1.74%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)

March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Financials:
36,015	ALEXANDER & BALDWIN, INC.	$1,410,977	1,321,030
5,036	ALTISOURCE ASSET MANAGEMENT CORP.(b)(c)	70,814	59,425
68,575	ALTISOURCE RESIDENTIAL CORP.(c)	668,324	822,900
119,962	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	2,227,101	2,015,362
30,805	AMERICAN NATIONAL BANKSHARES, INC.	660,664	780,291
14,806	ASHFORD HOSPITALITY PRIME, INC.	230,752	172,786
218,048	ASHFORD HOSPITALITY TRUST, INC.	1,826,382	1,391,146
41,400	BANCORPSOUTH, INC.	829,969	882,234
9,976	BANK MUTUAL CORP.	71,542	75,518
61,434	BANKUNITED, INC.	1,835,909	2,115,787
611	BCB BANCORP, INC.	6,413	6,116
13,452	BERKSHIRE HILLS BANCORP, INC.	267,307	361,724
30,474	BLUE HILLS BANCORP, INC.	399,744	416,580
18,925	BNC BANCORP	316,881	399,696
20,100	BOK FINANCIAL CORP.	980,924	1,097,862
39,448	BROOKLINE BANCORP, INC.	358,488	434,322
15,105	BSB BANCORP, INC.(b)	236,123	339,409
22,615	CAPE BANCORP, INC.	221,153	303,946
20,025	CARETRUST REIT, INC.	210,263	254,317
11,413	CAROLINA FINANCIAL CORP.	174,037	211,825
43,888	CHESAPEAKE LODGING TRUST	715,849	1,161,276
36,254	CHEVIOT FINANCIAL CORP.	413,484	532,571
9,205	CHICOPEE BANCORP, INC.	148,166	162,376
12,224	CITIZENS & NORTHERN CORP.	240,204	243,013
19,721	CNB FINANCIAL CORP.	335,081	346,892
8,732	COMMUNITY BANKERS TRUST CORP.(b)	43,921	43,660
8,556	COMMUNITY TRUST BANCORP, INC.	279,605	302,198
18,188	CONNECTONE BANCORP, INC.	332,206	297,374
32,783	CORPORATE OFFICE PROPERTIES TRUST	822,925	860,226
13,051	DONEGAL GROUP, INC., CLASS A	202,131	187,673
9,435	EHEALTH, INC.(b)	91,978	88,595
18,621	EMC INSURANCE GROUP, INC.	270,594	477,629
12,803	ESSA BANCORP, INC.	172,454	172,712
10,288	EVANS BANCORP, INC.	228,397	251,027
88,338	FARMERS NATIONAL BANC CORP.	680,936	787,092
7,411	FINANCIAL INSTITUTIONS, INC.	131,685	215,438
20,843	FIRST BANCORP	332,154	392,891
7,340	FIRST BUSINESS FINANCIAL SERVICES, INC.	159,645	168,306
1,192	FIRST CLOVER LEAF FINANCIAL CORP.	11,239	11,205
13,011	FIRST FINANCIAL CORP.	413,610	445,106
457	FIRST FINANCIAL NORTHWEST, INC.	6,256	6,019
12,573	FLUSHING FINANCIAL CORP.	197,675	271,828
46,300	FORESTAR GROUP, INC.(b)	769,985	603,752
35,200	GAMING AND LEISURE PROPERTIES, INC.	1,244,385	1,088,384
24,557	GETTY REALTY CORP.	390,911	486,965
123,580	GRAMERCY PROPERTY TRUST	883,662	1,044,251
72,518	GREAT WESTERN BANCORP, INC.	1,643,766	1,977,566
53,895	GUARANTY BANCORP	867,916	833,217
42,030	HANMI FINANCIAL CORP.	914,499	925,501
19,800	HANOVER INSURANCE GROUP (THE), INC.	1,110,951	1,786,356
30,586	HERITAGE COMMERCE CORP.	275,322	306,166
24,794	HERITAGE FINANCIAL CORP.	308,156	435,631
68,256	HERSHA HOSPITALITY TRUST	1,787,819	1,456,583
9,482	HORACE MANN EDUCATORS CORP.	303,044	300,485
18,100	IBERIABANK CORP.	853,747	927,987
109,400	KEARNY FINANCIAL CORP.	1,316,261	1,351,090
34,200	KENNEDY-WILSON HOLDINGS, INC.	726,133	748,980
81,808	KITE REALTY GROUP TRUST	2,052,367	2,266,900
61,194	LCNB CORP.	987,467	983,388
96,545	LEGACYTEXAS FINANCIAL GROUP, INC.	2,026,789	1,897,109
56,483	MARCUS & MILLICHAP, INC.(b)	1,614,877	1,434,103
162,232	MEDICAL PROPERTIES TRUST, INC.	1,851,682	2,105,771
1,644	MIDWESTONE FINANCIAL GROUP, INC.	47,656	45,128
116,025	NATIONAL BANK HOLDINGS CORP., CLASS A	2,261,240	2,365,750
96,979	NEW MOUNTAIN FINANCE CORP.	1,427,329	1,225,815
8,894	NEWCASTLE INVESTMENT CORP.	29,532	38,511
50,855	NORTHWEST BANCSHARES, INC.	621,750	687,051

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Financials (Cont’d):
6,161	OLD LINE BANCSHARES, INC.	$104,019	111,083
46,378	OPUS BANK	1,698,702	1,576,852
39,360	PACIFIC CONTINENTAL CORP.	452,033	634,877
24,696	PACIFIC MERCANTILE BANCORP(b)	156,100	172,872
29,286	PACWEST BANCORP	728,558	1,087,975
22,772	PARK STERLING CORP.	150,967	151,889
27,686	PEOPLES BANCORP, INC.	630,579	540,984
26,883	PEOPLE’S UTAH BANCORP	410,373	425,558
72,700	PROVIDENT FINANCIAL SERVICES, INC.	1,313,447	1,467,813
10,622	QCR HOLDINGS, INC.	206,661	253,335
28,790	RYMAN HOSPITALITY PROPERTIES, INC.	791,091	1,482,109
55,900	SABRA HEALTH CARE REIT, INC.	1,054,677	1,123,031
4,971	SANDY SPRING BANCORP, INC.	115,606	138,343
29,297	SI FINANCIAL GROUP, INC.	292,666	408,107
8,438	SOUTHERN MISSOURI BANCORP, INC.	197,770	202,681
86,700	SPIRIT REALTY CAPITAL, INC.	690,036	975,375
96,269	STAG INDUSTRIAL, INC.	1,803,495	1,960,037
14,460	STATE BANK FINANCIAL CORP.	234,256	285,730
16,871	STONEGATE BANK	462,865	505,455
44,000	SYNOVUS FINANCIAL CORP.	1,111,625	1,272,040
11,025	TRICO BANCSHARES	267,391	279,153
36,400	UMB FINANCIAL CORP.	1,889,017	1,879,332
103,066	UMPQUA HOLDINGS CORP.	1,193,204	1,634,627
31,436	UNITED FINANCIAL BANCORP, INC.	407,491	395,779
36,806	UNIVEST CORP. OF PENNSYLVANIA	665,333	718,085
38,500	URBAN EDGE PROPERTIES	880,313	994,840
12,435	URSTADT BIDDLE PROPERTIES, INC., CLASS A	210,694	260,513
16,824	VALIDUS HOLDINGS LTD.(c)	755,212	793,925
66,267	WALKER & DUNLOP, INC.(b)	1,265,890	1,608,300
9,892	WASHINGTONFIRST BANKSHARES, INC.	197,840	216,140
16,951	WESTERN ASSET MORTGAGE CAPITAL CORP.	167,794	170,357
22,300	WINTRUST FINANCIAL CORP.	760,889	988,782
78,976	WISDOMTREE INVESTMENTS, INC.	1,616,330	902,696
50,500	XENIA HOTELS & RESORTS, INC.	1,111,008	788,810
		69,545,140	74,617,308	25.46%
Health Care:
63,885	ACCURAY, INC.(b)	432,812	369,255
51,401	AIR METHODS CORP.(b)	2,107,599	1,861,744
5,380	ALBANY MOLECULAR RESEARCH, INC.(b)	89,232	82,260
52,290	ALERE, INC.(b)	1,707,836	2,646,397
4,593	ALLIANCE HEALTHCARE SERVICES, INC.(b)	34,466	33,024
75,962	AMN HEALTHCARE SERVICES, INC.(b)	2,172,506	2,553,083
10,424	AMSURG CORP.(b)	851,060	777,630
1,922	ANI PHARMACEUTICALS, INC.(b)	60,455	64,695
1,145	ANIKA THERAPEUTICS, INC.(b)	37,169	51,204
8,253	CROSS COUNTRY HEALTHCARE, INC.(b)	101,623	95,982
13,117	CRYOLIFE, INC.	125,186	141,008
4,147	CYNOSURE, INC., CLASS A(b)	96,011	182,966
79,457	DEPOMED, INC.(b)	2,135,217	1,106,836
21,060	EMERGENT BIOSOLUTIONS, INC.(b)	486,598	765,531
112,069	EXAMWORKS GROUP, INC.(b)	3,538,702	3,312,760
70,121	GLOBUS MEDICAL, INC., CLASS A(b)	1,191,665	1,665,374
30,750	GREATBATCH, INC.(b)	1,335,611	1,095,930
43,823	HEALTHSOUTH CORP.	1,498,144	1,649,059
117,571	HMS HOLDINGS CORP.(b)	1,838,544	1,687,144
52,609	HORIZON PHARMA PLC(b)	898,540	871,731
30,584	ICON PLC(b)(c)	1,541,526	2,296,858
3,134	LANDAUER, INC.	101,867	103,641
24,963	LIFEPOINT HEALTH, INC.(b)	1,694,278	1,728,688
9,661	MISONIX, INC.(b)	100,242	58,739
62,609	NUVECTRA CORP.(b)	415,523	338,715
51,192	OMNICELL, INC.(b)	1,750,633	1,426,721
19,228	PHARMERICA CORP.(b)	416,743	425,131
37,098	PREMIER, INC., CLASS A(b)	1,221,390	1,237,589
22,740	PSYCHEMEDICS CORP.	259,648	312,675
3,852	SAGENT PHARMACEUTICALS, INC.(b)	58,321	46,879
3,530	SPAN-AMERICA MEDICAL SYSTEMS, INC.	64,206	67,105

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Health Care (Cont’d):
8,900	STREAMLINE HEALTH SOLUTIONS, INC.(b)	$13,916	12,549
11,458	SYMMETRY SURGICAL, INC.(b)	75,511	112,976
24,652	WEST PHARMACEUTICAL SERVICES, INC.	554,228	1,708,877
48,246	WRIGHT MEDICAL GROUP N.V.(b)(c)	1,262,788	800,884
		30,269,796	31,691,640	10.82%
Industrials:
18,900	A.O. SMITH CORP.	369,351	1,442,259
3,201	AAR CORP.	63,149	74,487
44,000	ABM INDUSTRIES, INC.	1,286,854	1,421,640
70,410	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	1,194,615	1,153,316
6,236	AEROVIRONMENT, INC.(b)	143,559	176,603
39,200	AIR LEASE CORP.	906,256	1,259,104
7,715	ALLEGIANT TRAVEL CO.	976,810	1,373,733
352,582	API TECHNOLOGIES CORP.(b)	738,677	694,587
20,397	ASTRONICS CORP.(b)	906,529	778,146
16,164	AZZ, INC.	692,618	914,882
38,732	BABCOCK & WILCOX ENTERPRISES, INC.(b)	800,583	828,865
56,668	BLOUNT INTERNATIONAL, INC.(b)	505,842	565,547
80,890	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	395,401	541,963
16,656	CURTISS-WRIGHT CORP.	1,148,539	1,260,359
25,584	DIGITALGLOBE, INC.(b)	366,336	442,603
77,797	ECHO GLOBAL LOGISTICS, INC.(b)	1,897,239	2,112,966
5,862	ENCORE WIRE CORP.	212,351	228,208
21,923	ENPRO INDUSTRIES, INC.	649,328	1,264,519
51,981	ESCO TECHNOLOGIES, INC.	1,870,869	2,026,219
14,400	FORTUNE BRANDS HOME & SECURITY, INC.	279,186	806,976
77,514	GENERAC HOLDINGS, INC.(b)	2,826,990	2,886,621
8,724	GENERAL CABLE CORP.	126,248	106,520
9,500	GENESEE & WYOMING, INC., CLASS A(b)	231,632	595,650
2,748	GIBRALTAR INDUSTRIES, INC.(b)	39,457	78,593
44,902	HARSCO CORP.	354,227	244,716
24,500	HILLENBRAND, INC.	694,315	733,775
27,229	HURON CONSULTING GROUP, INC.(b)	1,518,352	1,584,455
95,602	INTERFACE, INC.	1,592,298	1,772,461
37,400	ITT CORP.	806,661	1,379,686
31,651	JASON INDUSTRIES, INC.(b)	212,664	110,778
28,400	JOHN BEAN TECHNOLOGIES CORP.	366,843	1,602,044
3,113	KADANT, INC.	121,449	140,583
77,569	LSI INDUSTRIES, INC.	654,416	911,436
74,169	MANITOWOC (THE) CO., INC.	243,861	321,152
74,169	MANITOWOC FOODSERVICE, INC.(b)	910,052	1,093,251
20,948	MULTI-COLOR CORP.	1,355,267	1,117,576
4,493	NCI BUILDING SYSTEMS, INC.(b)	46,444	63,801
13,165	NORDSON CORP.	865,413	1,001,067
19,944	NORTEK, INC.(b)	870,895	963,096
67,847	ON ASSIGNMENT, INC.(b)	2,049,685	2,504,911
185,166	PGT, INC.(b)	2,271,109	1,822,033
29,408	QUANEX BUILDING PRODUCTS CORP.	551,646	510,523
27,648	REGAL BELOIT CORP.	1,765,093	1,744,312
43,800	RITCHIE BROS. AUCTIONEERS, INC.(c)	969,778	1,186,104
30,335	SPARTON CORP.(b)	711,037	545,727
5,120	TASER INTERNATIONAL, INC.(b)	78,030	100,506
11,973	TELEDYNE TECHNOLOGIES, INC.(b)	414,675	1,055,300
14,037	TRIMAS CORP.(b)	294,802	245,928
25,600	TRIUMPH GROUP, INC.	1,589,903	805,888
56,982	VERSAR, INC.(b)	196,243	137,896
36,323	VIAD CORP.	977,323	1,059,179
47,482	WOODWARD, INC.	1,871,091	2,470,014
		42,981,991	50,262,564	17.15%
Information Technology:
9,029	ANGIE’S LIST, INC.(b)	73,156	72,864
13,778	ASURE SOFTWARE, INC.(b)	81,915	73,850
31,599	BELDEN, INC.	1,882,003	1,939,547
113,949	CALLIDUS SOFTWARE, INC.(b)	1,285,658	1,900,669
51,173	CHECKPOINT SYSTEMS, INC.(b)	491,681	517,871
52,848	COGNEX CORP.	1,443,273	2,058,430
42,500	DIEBOLD, INC.	1,343,141	1,228,675

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Information Technology (Cont’d):
25,011	DSP GROUP, INC.(b)	$234,095	228,100
76,647	ELECTRONICS FOR IMAGING, INC.(b)	3,175,939	3,249,066
17,858	EPIQ SYSTEMS, INC.	289,346	268,227
32,408	EURONET WORLDWIDE, INC.(b)	1,384,234	2,401,757
28,570	EXAR CORP.(b)	181,607	164,277
54,281	FARO TECHNOLOGIES, INC.(b)	2,043,023	1,748,391
91,526	FRANKLIN WIRELESS CORP.(b)	177,626	228,815
53,259	FREQUENCY ELECTRONICS, INC.(b)	535,578	531,525
66,400	GLOBALSCAPE, INC.	177,624	252,320
208	ID SYSTEMS, INC.(b)	919	903
106,894	INTERNAP CORP.(b)	682,978	291,821
23,482	INTEST CORP.(b)	83,921	91,580
45,244	IPG PHOTONICS CORP.(b)	2,724,843	4,347,044
30,550	ITERIS, INC.(b)	59,851	74,542
68,700	KNOWLES CORP.(b)	1,566,725	905,466
3,208	KVH INDUSTRIES, INC.(b)	27,801	30,636
27,993	LATTICE SEMICONDUCTOR CORP.(b)	169,201	159,000
44,487	LIONBRIDGE TECHNOLOGIES, INC.(b)	183,471	225,104
114,249	MAGNACHIP SEMICONDUCTOR CORP.(b)(c)	500,735	621,515
24,028	MARCHEX, INC., CLASS B	92,105	106,925
52,583	MATTSON TECHNOLOGY, INC.(b)	184,854	191,928
14,499	MAXLINEAR, INC., CLASS A(b)	105,174	268,231
32,809	MERCURY SYSTEMS, INC.(b)	396,473	666,023
42,091	METHODE ELECTRONICS, INC.	1,249,803	1,230,741
164,500	MITEL NETWORKS CORP.(b)(c)	1,490,514	1,345,610
13,790	MODUSLINK GLOBAL SOLUTIONS, INC.(b)	42,612	20,271
240,671	MONSTER WORLDWIDE, INC.(b)	1,462,214	784,587
46,995	NEWPORT CORP.(b)	1,071,722	1,080,885
13,874	OSI SYSTEMS, INC.(b)	983,544	908,608
26,017	PC-TEL, INC.	177,534	124,361
101,656	PERFICIENT, INC.(b)	1,710,086	2,207,968
12,829	PLANET PAYMENT, INC.(b)	29,114	45,286
124,505	QUANTUM CORP.(b)	128,046	75,948
27,055	RADWARE LTD.(b)(c)	487,830	320,061
32,660	ROGERS CORP.(b)	1,998,721	1,955,354
10,929	SHORETEL, INC.(b)	79,556	81,312
37,163	SUPER MICRO COMPUTER, INC.(b)	995,874	1,266,515
298,882	SUPPORT.COM, INC.(b)	337,640	257,039
70,883	SYNCHRONOSS TECHNOLOGIES, INC.(b)	2,594,715	2,292,356
27,924	SYNNEX CORP.	1,151,243	2,585,483
19,222	UNITED ONLINE, INC.(b)	228,071	221,822
26,300	VERINT SYSTEMS, INC.(b)	998,158	877,894
9,500	WEX, INC.(b)	248,602	791,920
49,598	XURA, INC.(b)	1,146,264	975,593
24,236	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	1,532,448	1,672,284
		41,723,261	45,967,000	15.69%
Materials:
42,994	A. SCHULMAN, INC.	1,467,972	1,170,297
82,230	BERRY PLASTICS GROUP, INC.(b)	2,288,629	2,972,615
3,203	CALGON CARBON CORP.	45,648	44,906
97,851	CHEMTURA CORP.(b)	2,189,731	2,583,266
48,700	COMMERCIAL METALS CO.	803,504	826,439
43,344	HANDY & HARMAN LTD.(b)	890,414	1,185,458
11,083	INNOPHOS HOLDINGS, INC.	342,496	342,576
11,600	KAISER ALUMINUM CORP.	883,670	980,664
38,800	KAPSTONE PAPER AND PACKAGING CORP.	1,069,814	537,380
62,964	KOPPERS HOLDINGS, INC.(b)	1,225,586	1,414,801
137,827	RENTECH, INC.(b)	1,071,367	305,976
23,600	SENSIENT TECHNOLOGIES CORP.	1,325,990	1,497,656
		13,604,821	13,862,034	4.73%
Telecommunication Services:
4,808	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.	95,369	123,854
		95,369	123,854	0.04%
Utilities:
54,481	ALLETE, INC.	2,384,438	3,054,750
25,963	AVANGRID, INC.	1,005,232	1,041,376
4,210	DELTA NATURAL GAS CO., INC.	83,575	97,461

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Utilities (Cont’d):
25,153	LACLEDE GROUP (THE), INC.	$1,273,643	1,704,116
20,300	NORTHWESTERN CORP.	1,050,290	1,253,525
11,900	ONE GAS, INC.	421,582	727,090
61,893	PURE CYCLE CORP.(b)	291,244	279,137
53,800	SOUTH JERSEY INDUSTRIES, INC.	1,515,959	1,530,610
		8,025,963	9,688,065	3.31%
	Sub-total Common Stocks:	260,043,240	282,605,786	96.44%
Short-Term Investments:
11,468,417	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.20%(d)	11,468,417	11,468,417
	Sub-total Short-Term Investments:	11,468,417	11,468,417	3.92%
	Grand total(e)	$271,511,657	294,074,203	100.36%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2016, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.81% of net assets.

(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2015, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $17,783,263 with net sales of $6,314,846 during the three months ended March 31, 2016

(e)	At March 31, 2016, the cost for Federal income tax purposes was $272,235,822. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$42,349,767
Gross unrealized depreciation	(20,511,386)
Net unrealized appreciation	$21,838,381

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2016

Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments, which are carried at fair value, as of March 31, 2016.

	Level 1	Level 2	Level 3	Total

Common Stocks	$282,605,786	$—	$—	$282,605,786
Short-Term Investments	11,468,417	—	—	11,468,417
Total	$294,074,203	$—	$—	$294,074,023

For the Clearwater Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.

The Clearwater Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2016, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2015.

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Small Companies Fund (unaudited)
March 31, 2016

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Closed-End Funds:
227,600	BLACKROCK LNG-TM MUN ADV			$2,360,733	2,708,440
12,000	BLACKROCK MUNIHOLDINGS II			174,062	195,000
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,255,808
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	803,346
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	501,585
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	128,681
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	803,518
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	2,074,232
51,700	BLACKROCK MUNIYIELD PENNS			729,423	786,874
101,896	BLACKROCK MUNIYIELD QUAL			1,307,244	1,425,525
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,786,558
147,596	DEUTSCHE MUNICIPAL INCOME			1,582,997	2,063,392
33,000	DREYFUS STRAT MUN COM USD			301,450	296,010
43,668	DREYFUS STRATEGIC MUNI BD			359,770	371,615
19,318	EATON VANCE CALI MUN BOND			214,134	259,634
178,050	INVESCO ADV MUN INC TR II			1,985,371	2,206,039
113,205	INVESCO MUNICIPAL OPP TR			1,410,252	1,580,342
66,122	INVESCO QUALITY MUNI INC			750,670	874,794
30,000	INVESCO TST. FOR INV. GRA			398,796	419,400
50,248	MANAGED DURATION INVESTME			635,196	700,457
15,963	NUVEEN MI QUALITY INCOME			214,604	229,229
52,779	NUVEEN PENN INV QUAL MUNI			723,141	757,379
30,200	NUVEEN PREMIER MUNI INC F			409,657	426,424
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,513,796
22,077	WESTERN ASSET MUNICIPAL P			276,995	367,140
	Sub-total Closed-End Funds			24,258,939	27,535,218	5.31%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,168,034	2,047,273
1,000,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	979,198	996,050
675,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	675,000	706,880
385,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	295,516	385,343
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,141,722	1,245,690
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	736,782	773,025
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	517,435
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)	12/1/2010	5.40	350,000	99,750
780,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	780,000	836,472
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,024,381	1,180,250
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	389,832	871,740
1,000,000	AMERICAN SAMOA AS ECON DEV AUTH GEN REVENUE	9/1/2029	6.25	1,000,000	1,017,720
793,371	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	774,182	904,815
895,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	882,944	898,893
2,060,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	2,032,678	2,303,760
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	506,000
300,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2045	5.75	297,049	302,091
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	519,596	567,120
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	511,365	602,770
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	491,732	523,215
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,392,963	1,564,680

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	$983,957	1,073,380
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,185,548	1,415,334
970,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	970,000	1,014,213
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,119,570	2,195,080
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	509,980
750,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	750,000	766,192
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	505,417	556,170
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	722,885	816,983
500,000	BOYNTON BEACH FLA REV(d)	6/1/2022	5.75	500,000	190,010
500,000	BOYNTON BEACH FLA REV(d)	6/1/2027	6.25	500,000	190,010
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(c)	9/1/2035	6.00	1,150,000	1,194,333
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,059,908	1,251,240
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	1.11	390,000	312,682
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)	8/1/2012	4.65	124,028	249
351,527	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)	11/1/2012	4.85	347,373	35
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	506,224	590,730
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	931,186	1,056,040
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	502,557	581,025
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,151,318	1,865,595
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH EDUCTNL FACS REVENUE	7/1/2030	5.15	842,740	1,009,880
600,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	600,000	686,298
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,474,060
400,000	CALIFORNIA STWD CMNTYS DEV AUTH REVENUE	11/1/2023	5.13	400,000	429,036
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	780,428
1,750,000	CAPITAL TRUST AGY FL REVENUE(c)	12/1/2035	6.75	1,748,803	1,795,605
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	628,070	1,069,070
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	986,527	1,111,360
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,019,734	1,136,220
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,650	558,090
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,024,355	1,180,130
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	491,601	595,702
1,000,000	CHERRY CREEK CORPORATE CENTER MET DIST CO REVENUE	6/1/2037	5.00	1,000,000	1,012,940
200,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	194,078	200,416
80,000	CHICAGO IL BRD OF EDU	12/1/2017	5.00	80,000	81,370

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	$1,002,218	1,132,600
100,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	100,000	100,202
320,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	318,600	332,035
1,500,000	CLOVIS CA UNIF SCH DIST(e)	8/1/2030	0.00	632,135	840,240
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,398	891,120
1,000,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2020	6.50	1,000,000	1,001,680
650,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2022	5.25	650,000	651,306
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2026	7.25	750,000	875,633
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,465,084	1,648,665
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,380	1,083,310
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,275	1,090,450
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	988,086	1,182,550
500,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2035	5.75	491,907	510,360
315,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	315,000	335,516
270,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	270,000	275,840
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	616,648	914,520
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,000,730
135,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	134,375	141,866
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,539,360
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	1,000,000	1,042,770
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	1,018,220
2,485,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	2,485,000	2,564,769
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,022,600
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	524,385
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	526,430
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	739,600	1,460,191
637,000	CORTLAND IL SPL TAX REVENUE(d)	3/1/2017	5.50	633,881	127,324
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	506,012	553,900
330,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	326,840	331,313
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	751,635

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
474,200	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	$484,333	504,131
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,009,955	1,166,320
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,020,442	2,234,940
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,007,976	1,121,850
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,025,153	1,184,680
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	490,840	550,005
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,014,250
500,000	DECATUR IL	3/1/2034	5.00	516,473	563,605
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(e)	2/1/2029	0.00	506,441	528,750
1,000,000	DEL MAR CA RACE TRACK AUTH	10/1/2035	5.00	1,057,079	1,111,690
275,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	275,000	291,747
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	495,161	511,925
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	556,245
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,055,560
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,074,850
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,071,340
3,000,000	DUBLIN CA UNIF SCH DIST(e)	8/1/2034	0.00	948,506	1,102,920
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,050,500
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,531,275
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,025,667	2,329,071
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,607	856,043
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,076,654	1,262,550
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	552,047	1,055,820
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	692,116	1,148,347
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,064,220
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	652,544	690,354
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	523,210
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(d)	3/1/2036	5.13	238,000	59,510
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,000	1,066,570
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,007,343	1,108,830
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(d)	5/1/2013	5.75	314,118	236,880
900,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	900,000	981,567
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	990,098	1,037,240
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(c)	6/15/2035	6.00	1,001,341	1,024,750

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
305,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	$305,587	331,443
980,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	980,833	1,024,590
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	1,000,000	1,052,580
940,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	940,000	980,392
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,509,350
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,053,486	1,111,390
1,040,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	903,751	1,019,054
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	983,016	1,121,100
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	507,619	566,865
1,586,920	GALVESTON CNTY TEX MUN UTIL DIST NO 52	2/22/2017	5.37	1,191,146	1,190,127
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,568,075
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,064,440
4,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	4,500,000	4,585,775
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,006,327	1,018,820
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,948,017	1,970,475
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	1.91	923,258	1,281,000
1,000,000	HABITAT FL CDD CAPITAL IMPT REVENUE	5/1/2031	3.50	991,850	1,010,080
1,115,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,088,567	1,276,508
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,377,788
1,000,000	HARRISBURG PA AUTH	7/15/2021	5.00	1,000,000	1,004,040
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	780,755	1,348,320
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,389,262	2,808,855
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	641,328	1,103,230
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	755,965	850,665
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,079,020
850,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	850,000	875,135
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,029,209	1,167,200
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	500,197	514,145
49,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	50,574	49,068
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,540,637	1,723,965
500,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2021	6.00	500,000	500,680
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	833,100

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	$742,016	817,365
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	548,745
1,500,000	ILLINOIS ST	3/1/2034	5.00	1,500,000	1,501,740
480,000	ILLINOIS ST COPS	7/1/2017	5.80	480,000	481,238
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,030,130
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	578,190
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	683,348	720,961
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	611,071	613,837
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	503,633	513,855
465,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	466,851	497,796
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,063,967	1,119,362
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	752,487	763,755
570,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	570,397	585,458
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2037	5.00	498,043	512,865
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	774,336	814,613
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	486,326	554,290
750,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2040	5.00	802,196	805,838
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	991,778	1,128,360
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,086,750
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,720	500,690
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,617,989	1,700,610
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,000,000	1,320,960
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	492,298	553,680
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,054,822	3,452,190
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,276	555,735
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	987,026	1,145,130
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,052,183	1,091,790
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	543,931	575,575
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,008	1,160,140
575,000	INDIANA ST HLTH & EDUCTNL FACFING AUTH HOSP REVENUE	2/15/2030	5.25	447,915	576,748
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,502,910
5,908,012	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	5,696,700	5,964,965
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(e)	8/1/2031	0.00	738,422	828,160
260,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	270,517	269,342
95,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	99,695	100,335
955,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	955,000	1,018,479
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,052,390
1,500,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(c)	11/15/2036	5.75	1,500,000	1,516,560
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	515,900
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	985,487	1,065,010
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	819,915
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	563,275
2,130,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,084,370	2,389,626
248,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	253,490	252,645

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	$527,417	547,715
1,900,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,883,572	2,297,347
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	864,713
500,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2025	4.25	498,864	518,300
1,000,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,033,560
600,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2035	4.88	598,551	620,220
1,400,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,431,108
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	500,000	506,340
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	506,215
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,986,122	2,285,500
525,000	LAS VEGAS NV SPL IMPT DIST #812	12/1/2035	5.00	528,186	537,500
240,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.26	240,000	179,573
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	741,732	779,018
475,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	475,000	510,511
1,000,000	LITTLETON VLG MET DIST NO 2 COLO SPL REV	12/1/2045	5.38	996,285	1,012,510
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(d)	1/1/2015	6.38	180,000	90,000
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	550,000	477,488
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(d)	1/1/2036	5.25	1,005,522	307,450
445,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2024	5.63	445,000	459,551
135,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2044	5.75	132,228	138,735
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,017,863	1,157,350
340,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	340,000	360,029
65,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	66,088	67,774
280,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	282,631	289,027
125,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	128,874	133,732
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,018,191	1,036,900
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	547,203	575,435
1,000,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	6/1/2030	5.00	1,000,000	1,002,180

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	$747,081	854,295
445,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.94	445,000	398,680
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,641	551,140
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,581,684	1,629,585
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,527,551	1,714,728
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,028,903	1,136,300
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,019,714	1,106,340
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)	5/1/2014	5.60	250,000	53,750
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,046,770
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.55	1,000,000	999,970
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,530,060
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,061,050
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,570
1,000,000	MALTA IL TAX INCR REVENUE(d)	12/30/2025	5.75	1,000,000	552,360
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,177	581,760
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(d)	3/1/2022	5.75	452,000	81,365
500,000	MANSFIELD OH	12/1/2024	6.00	512,342	575,310
800,000	MAPLE-STEEL ND JT WTR RESOURCE DIST	5/1/2030	4.00	800,000	800,296
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(e)	9/1/2041	0.00	111,718	61,839
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	376,469	281,025
750,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	769,230	777,113
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	629,929	978,983
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	546,745
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	536,410
480,096	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	521,432	31,672
895,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	884,649	1,001,738
1,205,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,205,000	1,310,245
715,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	715,000	783,375
715,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	715,000	767,603
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,083,750
885,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	885,000	925,737
3,100,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	3,100,000	3,139,742
160,000	MEAD NE TAX INCR REVENUE(d)	7/1/2012	5.13	160,000	3,827
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,041,202	1,088,560

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2020	8.00	$1,070,000	53,521
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	6/20/2036	10.00	855,000	25,607
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2040	7.50	1,830,000	1,097,835
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	487,780	581,025
1,000,000	MIAMI-DADE CNTY FL SPL OBLIG(e)	10/1/2038	0.00	311,600	311,670
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,312	770,198
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,531,256	1,740,705
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,054,770
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,932,381
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	1,000,000	1,037,140
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,022,790
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	1,000,000	1,018,860
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,012,615	1,143,430
430,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(f)	9/1/2016	6.00	429,691	344,009
360,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	360,000	179,975
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	500,915
85,045	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	85,097	85,283
315,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	315,000	335,040
630,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	630,000	668,039
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	976,111	1,182,360
70,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	73,185	73,383
115,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	115,000	121,856
1,175,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,175,000	1,209,204
820,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	820,000	901,647
450,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	450,024	468,121
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	1,003,786	1,038,090
1,250,000	MONTERRA FL CDD SPL ASSMNT	5/1/2036	3.50	1,221,679	1,262,713
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYSCOMMN MFH & RECONSTR DEV REV	7/1/2039	3.88	1,000,000	1,025,190
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	536,910
1,305,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	1,305,000	1,337,547
750,000	MOON INDL DEV AUTH PA REVENUE	7/1/2030	5.63	740,951	762,090
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	478,912
200,000	MOUNT CARBON CO MET DIST REVENUE(d)	6/1/2043	8.00	-	1,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	528,989	548,275
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,502	681,377
460,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	460,000	460,009

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	$1,042,113	1,111,970
460,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	460,000	486,192
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,188,350
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	697,836	1,276,830
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,150,690
500,000	NAVAJO NATION AZ(c)	12/1/2030	5.50	535,996	558,805
995,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	995,000	1,029,656
1,890,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,890,000	1,925,797
315,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	315,000	328,778
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	972,265	1,140,870
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,938	572,525
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,092,870
445,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	445,000	469,119
220,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	225,178	233,618
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	766,681	788,183
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	7/1/2035	5.00	775,792	823,283
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,157,679	1,211,848
170,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	170,000	170,286
370,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	368,662	403,122
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	940,000	1,012,117
140,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	143,891	149,570
455,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	455,000	477,186
630,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	630,000	659,616
1,140,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,132,510	1,185,988
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,036,820
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,052,540
500,000	NEW JERSEY ST TRANSPRTN TRUSTFUND AUTH	6/15/2041	5.25	512,084	544,045
245,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	245,000	257,150
490,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	490,000	520,277
515,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	515,000	543,722
840,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	840,000	853,751
1,165,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,165,000	1,196,676
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	1,000,000	1,008,950
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.00	114,821	1

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	$1,000,000	1,024,000
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	1,000,000	1,040,860
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,193,470	2,346,460
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,552,035
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	542,280
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	5,135,350
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	760,792
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,470,010
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,465,000	1,514,151
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	502,670
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,810
515,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	515,000	516,488
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	524,120
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,008,514	1,106,490
1,000,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2029	5.00	1,000,000	1,043,190
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,118,642	2,084,600
1,075,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,071,129	1,137,619
325,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	325,000	341,802
5,004,224	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(e)	9/1/2034	0.00	1,644,990	1,682,720
160,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	160,000	168,435
190,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	193,753	198,597
1,000,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2034	5.00	1,057,889	1,115,990
750,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2035	5.00	791,151	828,818
1,000,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	1,000,000	1,026,090
1,250,000	OREGON ST	12/1/2034	3.62	1,250,000	1,301,813
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,076,500
915,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	915,000	936,164
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2023	6.25	500,000	531,035
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	601,440
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,469	611,845
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	1.06	500,000	395,770
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,004,956	1,016,470

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	$500,000	515,890
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,308,785
660,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	660,000	664,250
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2035	5.13	1,581,157	2,162,846
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	1.25	1,088,762	1,308,300
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,028,210
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(e)	12/1/2026	0.00	2,597,955	2,840,000
500,000	PHILADELPHIA PA AUTH FOR INDLDEV REVENUES	6/15/2023	6.13	500,000	552,730
1,250,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2024	5.75	1,241,808	1,369,225
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,532,776	2,869,000
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,076,186	1,131,720
150,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	150,000	156,522
45,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	45,000	45,208
705,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	659,713	703,104
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,588	10,035
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(e)	9/1/2031	0.00	1,089,638	1,128,619
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	769,103
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,062,476	2,026,120
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,032,880
865,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	857,333	975,296
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,553,802	1,873,245
420,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	420,000	436,657
750,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	755,392	773,580
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	610,104
427,010	PUBLIC FIN AUTH WI REVENUE(e)	10/1/2042	0.00	478,441	92,746
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	562,154	517,395
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,245,607	1,330,025
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	991,387	606,750
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,516,815
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,020,820
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,414,577
580,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2020	6.13	580,000	580,951

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	$746,181	878,820
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	732,885	1,325,570
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	526,014	640,185
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,426	570,460
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	995,092	1,050,620
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	765,120
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,021,838	1,199,560
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,645,627	1,721,790
495,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	495,000	420,651
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.85	350,000	305,105
270,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	270,000	271,204
65,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	63,700	67,172
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	493,309	557,120
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	360,472	463,013
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	376,236	503,275
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,004,775	1,056,210
400,749	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(d)	2/15/2028	5.25	405,692	301
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	768,588	804,330
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	762,950	779,198
1,000,000	SAN CLEMENTE CA SPL TAX	9/1/2040	5.00	1,066,432	1,128,260
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	547,720
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,386,207	1,790,190
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,054,104	1,152,440
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	512,782	596,640
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,241,344	1,518,875
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,005,765	1,041,570
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,016,621	1,213,020
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	783,983	907,129
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	501,281	523,460
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	489,161	531,145
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2019	5.35	134,965	3,757
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	5.55	556,862	15,656
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	6.00	-	1
410,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	410,000	437,970

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
240,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	$235,524	257,134
370,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	366,428	397,706
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	366,677
363,347	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(e)	11/15/2047	0.00	353,592	38,101
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,065,452	1,139,210
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,475,188	1,707,958
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	554,825
171,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	150,049	150,237
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	969,823	985,290
150,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(d)	11/1/2010	5.50	150,000	118,500
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,100,502	1,146,050
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,929,788	3,208,794
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,482,369	1,581,795
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,172,390	1,237,566
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,083,961	1,142,520
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2035	5.00	781,985	815,003
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	796,016	821,400
915,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	915,000	957,191
1,280,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,280,000	1,299,123
420,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	420,000	440,706
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,032,512	2,472,660
1,000,000	TOBACCO SETTLEMENT AUTH WA TOBACCO SETTLEMENT REVENUE	6/1/2029	5.25	1,021,917	1,068,700
650,000	TOBACCO SETTLEMENT FING CORP LA REVENUE	5/15/2030	5.50	672,938	730,138
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,410	1,307,630
105,000	TOLOMATO FL CDD(d)	5/1/2017	6.38	105,000	5,038
50,000	TOLOMATO FL CDD	5/1/2017	6.38	50,000	49,964
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	23,560	28,064
140,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	93,338	76,141
185,000	TOLOMATO FL CDD(b)	5/1/2040	1.37	123,360	114,406
115,000	TOLOMATO FL CDD(b)	5/1/2040	1.91	61,475	60,169
125,000	TOLOMATO FL CDD(d)	5/1/2040	6.61	-	1
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	462,191	730,720
750,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2035	5.50	742,940	755,827
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,494	514,505
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	509,914	533,950
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	856,859	1,232,888

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
690,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	$679,784	702,406
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,521,729	1,572,285
750,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	4/15/2045	6.00	777,105	784,350
290,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	290,000	300,811
545,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	545,000	557,715
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	547,727
840,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	836,194	901,639
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,058,210
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,651,275
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,065,460
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,583,895
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,259,500
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,161,120
1,250,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,241,462	1,270,650
1,300,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,300,000	1,445,171
530,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2025	6.00	533,702	555,615
1,500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2030	3.50	1,500,000	1,544,565
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	513,160
675,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2035	5.75	675,000	687,940
580,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	577,515	584,710
3,050,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2027	5.63	2,940,305	3,089,254
265,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	0.87	210,759	221,916
5,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	5,053	5,002
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,569,495
700,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	700,000	702,163
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	579,895	602,998
685,000	WESTMONT IL PARK DIST(e)	12/1/2031	0.00	273,815	333,177
685,000	WESTMONT IL PARK DIST(e)	12/1/2033	0.00	237,379	290,111
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,398,614
750,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.12	740,016	847,478
750,000	WIREGRASS FL CDD CAPITAL IMPTREVENUE	5/1/2035	5.38	745,508	771,675
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,009,759	1,149,690
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/1/2026	5.50	1,003,058	1,003,420
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2029	5.00	1,000,000	1,034,990

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	$1,014,239	1,152,470
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,437,699	1,477,307
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,000,892	1,002,080
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,107,162	2,154,300
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	516,045
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,027,610
610,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	610,000	628,898
1,000,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	992,625	1,015,190
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,632	786,758
1,895,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,895,000	1,946,203
765,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2039	4.05	765,000	789,411
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.25	355,352	139,742
	Sub-total Municipal Bonds:			444,593,774	473,199,905	91.23%
Short-Term Investments:
12,151,022	NORTHERN INSTITUTIONAL FUNDS -TAX EXEMPT PORTFOLIO, 0.01%(g)			12,151,022	12,151,022
	Sub-total Short-Term Investments:			12,151,022	12,151,022	2.34%
	Grand total(h)			$481,003,735	512,886,145	98.88%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(d)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e)	Zero coupon bond.
(f)	Restricted security that has been deemed illiquid. At March 31, 2016, the value of this restricted illiquid security amounted to $344,009 or 0.07% of net assets. Additional information on this restricted illiquid security is as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	426,563

(g)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2015, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was $14,220,233 with net sales of $2,069,211 during the three months ended March 31, 2016.
(h)	At March 31, 2016, the cost for Federal income tax purposes was $481,048,924. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$42,969,009
Gross unrealized depreciation	(11,131,788)
Net unrealized appreciation	$31,837,221

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
California	10.81%
Florida	10.50
Illinois	9.81
Texas	5.66
New York	4.66
Indiana	4.24
Georgia	3.47
Wisconsin	3.34
Pennsylvania	3.31
Colorado	3.13
Other	41.07
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments, which are carried at fair value as of March 31, 2016:

	Level 1	Level 2	Level 3	Total

Assets

Closed-End Funds	$27,535,218	$—	$—	$27,535,218
Municipal Bonds
Airports	—	2,901,690	—	2,901,690
Bond Banks	—	553,680	—	553,680
Development	—	35,516,883	—	35,516,883
Education	—	40,075,178	—	40,075,178
Facilities	—	3,152,379	—	3,152,379
General	—	47,094,188	—	47,094,188
General Obligations	—	21,435,789	—	21,435,789
Higher Education	—	19,381,179	—	19,381,179
Housing	—	35,147,656	—	35,147,656
Medical	—	45,077,349	—	45,077,349
Mello-Roos	—	2,089,818	—	2,089,818
Multifamily Housing	—	35,692,538	—	35,692,538
Nursing Home	—	51,468,953	—	51,468,953
Power	—	4,633,416	—	4,633,416
School District	—	31,704,413	—	31,704,413
Single Family Housing	—	77,323,463	—	77,323,463
Student Loan	—	2,111,073	—	2,111,073
Tobacco Settlement	—	730,138	—	730,138
Transportation	—	9,689,986	—	9,689,986
Utilities	—	598,286	—	598,286
Water	—	6,821,850	—	6,821,850
Short-Term Investments	12,151,022	—	—	12,151,022
Total Assets	$39,686,240	$473,199,905	$—	$512,886,145

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

For the Clearwater Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds are generally based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.

The Clearwater Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2016, seven municipal bonds were transferred from Level 3 to Level 2 classifications based on prices derived from observable market data for the current reporting period.

The were no significant Level 3 Valuations for which significant unobservable valuations inputs were developed at March 31, 2016.

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2016

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Common Stocks:
Australia:
2,205,555	3P LEARNING LTD.	$2,728,194	2,383,842
9,284	AGL ENERGY LTD.	105,943	130,946
13,354	ALS LTD.	53,624	40,844
51,722	ALUMINA LTD.	50,177	51,542
24,282	AMCOR LTD.	224,660	267,102
60,339	AMP LTD.	196,569	267,804
9,336	APA GROUP	46,210	63,049
21,346	ASCIANO LTD.	100,771	146,611
4,593	ASX LTD.	114,203	145,865
43,730	AURIZON HOLDINGS LTD.	149,542	132,744
55,565	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	819,596	999,240
6,558	BANK OF QUEENSLAND LTD.	66,657	60,928
10,174	BENDIGO & ADELAIDE BANK LTD.	82,933	69,176
179,910	BGP HOLDINGS PLC(b)(c)	-	-
57,454	BHP BILLITON LTD.	1,234,725	742,537
28,803	BHP BILLITON PLC	512,377	323,831
10,199	BORAL LTD.	28,970	48,316
32,841	BRAMBLES LTD.	174,637	305,112
4,667	CALTEX AUSTRALIA LTD.	128,323	121,706
971	COCHLEAR LTD.	35,894	76,144
32,927	COMMONWEALTH BANK OF AUSTRALIA	1,609,604	1,890,995
9,454	COMPUTERSHARE LTD.	86,815	70,875
214,237	CORPORATE TRAVEL MANAGEMENT LTD.	1,586,751	2,202,235
266,573	CREDIT CORP. GROUP LTD.	2,097,785	2,116,978
8,535	CROWN RESORTS LTD.	83,035	81,520
37,791	CSL LTD.	2,176,782	2,938,584
1,145,758	DECMIL GROUP LTD.	967,239	676,276
14,184	DEXUS PROPERTY GROUP	62,970	86,330
34,490	FORTESCUE METALS GROUP LTD.	68,323	67,418
854,336	G8 EDUCATION LTD.	1,883,250	2,468,940
40,810	GOODMAN GROUP	150,085	208,657
30,080	GPT GROUP (THE)	100,098	115,289
17,989	HARVEY NORMAN HOLDINGS LTD.	52,604	64,811
24,794	HEALTHSCOPE LTD.	48,101	50,556
10,399	ILUKA RESOURCES LTD.	52,383	52,292
36,603	INCITEC PIVOT LTD.	83,901	89,505
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	204,564
12,907	LENDLEASE GROUP	90,303	137,228
7,617	MACQUARIE GROUP LTD.	165,843	385,895
48,017	MEDIBANK PVT LTD.	104,991	107,846
57,473	MIRVAC GROUP	81,042	85,248
49,066	NATIONAL AUSTRALIA BANK LTD.	863,036	986,927
17,346	NEWCREST MINING LTD.(b)	173,211	225,510
28,035	OIL SEARCH LTD.	137,056	145,274
7,620	ORICA LTD.	112,755	89,778
25,835	ORIGIN ENERGY LTD.	107,893	100,801
16,330	ORORA LTD.	16,763	31,294
1,564,300	OZFOREX GROUP LTD.	2,732,645	2,422,211
416	PERPETUAL LTD.	7,027	13,891
21,170	QBE INSURANCE GROUP LTD.	221,634	177,046
3,788	RAMSAY HEALTH CARE LTD.	106,444	178,171
1,268	REA GROUP LTD.	52,915	52,516
6,568	RECALL HOLDINGS LTD.	24,961	37,760
46,865	SANTOS LTD.	138,138	144,775
85,661	SCENTRE GROUP	253,513	291,546
5,884	SEEK LTD.	49,598	72,978
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP	7,202	8,598
9,824	SONIC HEALTHCARE LTD.	79,849	141,424
160,562	SOUTH32 LTD.(b)	170,131	180,310
39,133	SOUTH32 LTD.(b)	63,699	44,121
22,356	STAR ENTERTAINMENT GRP (THE) LTD.	70,002	97,338
58,499	STOCKLAND	200,296	191,477
18,497	SUNCORP GROUP LTD.	201,307	168,870
20,637	SYDNEY AIRPORT	77,498	105,831
8,477	TABCORP HOLDINGS LTD.	15,377	27,812
35,105	TATTS GROUP LTD.	95,309	101,719
93,292	TELSTRA CORP. LTD.	392,650	381,164

(Continued)

 CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Australia (Cont’d):
29,720	TRANSURBAN GROUP	$148,449	258,574
12,264	TREASURY WINE ESTATES LTD.	49,093	90,625
71,464	VICINITY CENTRES	130,043	174,751
389,829	WEBJET LTD.	1,067,018	1,891,552
19,146	WESFARMERS LTD.	695,749	608,349
42,659	WESTFIELD CORP.	217,717	326,676
64,935	WESTPAC BANKING CORP.	965,191	1,510,699
10,561	WOODSIDE PETROLEUM LTD.	297,414	210,160
22,118	WOOLWORTHS LTD.	412,858	374,696
		28,880,643	32,344,605	6.46%
Austria:
1,237	ANDRITZ A.G.(b)	66,657	67,923
1,685	BUWOG A.G.	30,804	36,200
5,146	ERSTE GROUP BANK A.G.(b)	114,055	144,634
33,719	IMMOFINANZ A.G.(b)	87,282	71,673
2,509	OMV A.G.	80,527	70,590
3,834	RAIFFEISEN BANK INTERNATIONAL A.G.(b)	53,493	58,090
313	STRABAG S.E. (BEARER)	5,505	9,463
1,368	VOESTALPINE A.G.	51,510	45,773
29,470	WIENERBERGER A.G.	241,514	566,052
		731,347	1,070,398	0.21%
Belgium:
7,120	AGEAS	106,907	282,512
15,078	ANHEUSER-BUSCH INBEV S.A./N.V.	651,643	1,874,430
10,910	BARCO N.V.	740,520	786,085
1,645	COLRUYT S.A.	74,892	95,839
1,245	DELHAIZE GROUP	51,899	129,981
16,920	GROUPE BRUXELLES LAMBERT S.A.	1,418,708	1,396,055
4,856	KBC GROEP N.V.	131,233	250,505
12,430	ONTEX GROUP N.V.	322,500	407,562
2,190	PROXIMUS SADP	49,577	74,847
827	SOLVAY S.A., CLASS A	118,069	82,953
2,278	UCB S.A.	111,518	174,295
1,457	UMICORE S.A.	72,577	72,534
		3,850,043	5,627,598	1.12%
Brazil:
102,545	CETIP S.A. - MERCADOS ORGANIZADOS	1,269,535	1,145,045
54,000	GRENDENE S.A.	363,157	256,810
97,100	LINX S.A.(b)	1,149,615	1,294,613
17,700	M DIAS BRANCO S.A.	337,259	331,636
48,500	TUPY S.A.	278,940	222,561
		3,398,506	3,250,665	0.65%
Canada:
4,546	AGNICO EAGLE MINES LTD.	141,127	164,479
3,620	AGRIUM, INC.	154,492	319,619
7,118	ALIMENTATION COUCHE-TARD, INC., CLASS B	231,690	316,782
4,900	ARC RESOURCES LTD.	108,943	71,269
31,600	BADGER DAYLIGHTING LTD.	587,009	535,041
12,802	BANK OF MONTREAL	772,090	777,435
23,602	BANK OF NOVA SCOTIA (THE)	1,219,155	1,153,431
27,451	BARRICK GOLD CORP.	239,298	372,847
3,581	BCE, INC.	153,196	163,203
8,500	BLACKBERRY LTD.(b)	90,213	68,982
49,653	BOMBARDIER, INC., CLASS B(b)	48,169	50,465
18,781	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	198,617	653,178
11,740	CAE, INC.	85,345	135,773
11,081	CAMECO CORP.	198,977	142,229
67,600	CANACCORD GENUITY GROUP, INC.	313,233	208,721
7,945	CANADIAN IMPERIAL BANK OF COMMERCE	377,420	593,512
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	999,479
22,310	CANADIAN NATURAL RESOURCES LTD.	480,284	603,465
18,830	CANADIAN PACIFIC RAILWAY LTD.	2,251,403	2,498,553
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	479,088
1,060	CANADIAN TIRE CORP. LTD., CLASS A	80,129	110,338
1,884	CANADIAN UTILITIES LTD., CLASS A	45,048	52,730
314	CCL INDUSTRIES, INC., CLASS B	45,979	59,597

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Canada (Cont’d):
11,809	CENOVUS ENERGY, INC.	$185,548	153,665
6,978	CGI GROUP, INC., CLASS A(b)	55,128	333,493
1,964	CI FINANCIAL CORP.	49,854	43,401
4,440	CONSTELLATION SOFTWARE, INC.	1,285,829	1,818,015
8,441	CRESCENT POINT ENERGY CORP.	107,578	116,858
2,064	DOLLARAMA, INC.	75,934	145,239
21,800	DOREL INDUSTRIES, INC., CLASS B	783,674	488,454
15,936	ENBRIDGE, INC.	695,083	620,384
10,228	ENCANA CORP.	63,941	62,372
33,800	ENERFLEX LTD.	348,127	265,715
325	FAIRFAX FINANCIAL HOLDINGS LTD.	112,230	181,942
3,000	FIRST CAPITAL REALTY, INC.	51,131	47,630
8,046	FIRST QUANTUM MINERALS LTD.	52,095	42,375
3,100	FORTIS, INC.	105,357	97,171
3,761	FRANCO-NEVADA CORP.	187,448	230,974
18,700	GENWORTH MI CANADA, INC.	382,689	440,737
614	GEORGE WESTON LTD.	48,280	54,973
6,104	GILDAN ACTIVEWEAR, INC.	33,435	186,116
7,233	GOLDCORP, INC.	71,545	117,343
133,500	GRAN TIERRA ENERGY, INC.(b)	303,932	333,043
3,958	GREAT-WEST LIFECO, INC.	99,709	108,919
3,116	H&R REAL ESTATE INVESTMENT TRUST	49,091	50,360
124,600	HUDBAY MINERALS, INC.	1,106,269	456,667
9,004	HUSKY ENERGY, INC.	174,675	112,104
40,510	IMPERIAL OIL LTD.	1,702,031	1,353,400
2,780	INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES, INC.	97,885	83,908
2,672	INTACT FINANCIAL CORP.	170,651	187,076
4,880	INTER PIPELINE LTD.	142,496	100,512
1,400	KEYERA CORP.	51,327	42,493
33,281	KINROSS GOLD CORP.(b)	62,810	113,521
7,600	LAURENTIAN BANK OF CANADA	295,598	278,545
4,185	LOBLAW COS. LTD.	167,040	234,328
9,476	MAGNA INTERNATIONAL, INC.	61,549	407,349
37,114	MANULIFE FINANCIAL CORP.	479,519	525,240
1,369	METHANEX CORP.	12,561	43,998
3,000	METRO, INC.	54,328	104,085
75,220	MTY FOOD GROUP, INC.	2,057,756	1,999,303
43,600	MULLEN GROUP LTD.	795,325	483,083
6,295	NATIONAL BANK OF CANADA	247,929	205,948
2,600	ONEX CORP.	105,376	158,472
3,282	OPEN TEXT CORP.	72,477	170,020
4,772	PEMBINA PIPELINE CORP.	40,530	129,005
2,500	PEYTO EXPLORATION & DEVELOPMENT CORP.	95,328	55,611
16,222	POTASH CORP. OF SASKATCHEWAN, INC.	419,762	276,164
4,200	POWER CORP. OF CANADA	105,623	96,887
2,996	POWER FINANCIAL CORP.	83,658	74,903
1,800	PRAIRIESKY ROYALTY LTD.	46,528	34,150
53,900	PRECISION DRILLING CORP.	324,622	225,768
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	142,960
2,546	RIOCAN REAL ESTATE INVESTMENT TRUST	63,634	52,145
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	72,997
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	374,520
28,986	ROYAL BANK OF CANADA	1,016,488	1,670,085
4,800	SAPUTO, INC.	103,951	153,896
4,800	SEVEN GENERATIONS ENERGY LTD., CLASS A(b)	46,370	72,254
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	186,637
10,859	SILVER WHEATON CORP.	214,195	180,182
2,700	SNC-LAVALIN GROUP, INC.	100,003	98,645
11,810	SUN LIFE FINANCIAL, INC.	235,812	381,012
29,439	SUNCOR ENERGY, INC.	680,051	819,872
14,787	TECK RESOURCES LTD., CLASS B	50,839	112,148
15,757	TELUS CORP.	442,454	512,959
36,290	TORONTO-DOMINION BANK (THE)	793,513	1,566,443
2,738	TOURMALINE OIL CORP.(b)	103,345	57,975
13,247	TRANSCANADA CORP.	559,336	520,802
32,045	TURQUOISE HILL RESOURCES LTD.(b)	82,519	81,917

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Canada (Cont’d):
6,152	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	$517,009	161,290
2,256	VERMILION ENERGY, INC.	83,841	66,025
25,967	YAMANA GOLD, INC.	47,350	78,776
		28,051,648	31,785,475	6.35%
Chile:
13,951	ANTOFAGASTA PLC	126,538	94,054
		126,538	94,054	0.02%
China:
94,500	AAC TECHNOLOGIES HOLDINGS, INC.	326,571	722,392
11,292	BAIDU, INC. ADR(b)(d)	1,282,364	2,155,417
1,955,160	CHINA MEDICAL SYSTEM HOLDINGS LTD.	1,734,113	2,711,947
886,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	505,928	338,265
47,410	CTRIP.COM INTERNATIONAL LTD. ADR(b)(d)	2,300,914	2,098,367
802,000	GOODBABY INTERNATIONAL HOLDINGS LTD.(b)	330,771	432,153
657,000	GREATVIEW ASEPTIC PACKAGING CO. LTD.(b)	297,354	312,520
1,558,000	KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.	298,674	502,104
28,467	NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR(d)	667,281	984,673
116,600	TENCENT HOLDINGS LTD.	793,696	2,380,896
		8,537,666	12,638,734	2.52%
Denmark:
74	AP MOELLER - MAERSK A/S, CLASS A(b)	73,820	94,470
147	AP MOELLER - MAERSK A/S, CLASS B(b)	155,573	192,827
17,054	CARLSBERG A/S, CLASS B	1,387,489	1,625,059
39,089	CHR HANSEN HOLDING A/S	1,529,306	2,624,040
30,458	COLOPLAST A/S, CLASS B	2,044,287	2,307,896
14,225	DANSKE BANK A/S	168,005	401,867
2,347	DSV A/S	78,328	97,701
200	FLSMIDTH & CO. A/S(b)	6,013	8,384
808	GENMAB A/S(b)	101,229	111,974
48,994	ISS A/S	1,474,761	1,966,942
50,955	NOVO NORDISK A/S ADR(d)	1,724,237	2,761,251
37,860	NOVO NORDISK A/S, CLASS B	826,277	2,053,580
48,197	NOVOZYMES A/S, CLASS B	1,342,505	2,166,786
2,600	PANDORA A/S	18,150	340,460
9,883	TDC A/S	65,131	48,370
3,250	TOPDANMARK A/S(b)	33,362	82,733
3,792	VESTAS WIND SYSTEMS A/S	181,135	267,527
538	WILLIAM DEMANT HOLDING A/S(b)	50,896	54,100
		11,260,504	17,205,967	3.44%
Finland:
40,650	AMER SPORTS OYJ	517,388	1,181,832
8,644	FORTUM OYJ	139,268	130,917
31,780	HUHTAMAKI OYJ	524,113	1,179,981
1,396	KESKO OYJ, CLASS B	30,705	61,650
5,600	KONE OYJ, CLASS B	116,154	269,928
1,849	METSO OYJ	47,784	44,120
7,075	NESTE OYJ	67,704	232,825
102,837	NOKIA OYJ	505,054	611,420
26,921	NOKIA OYJ(b)	196,386	159,324
2,240	NOKIAN RENKAAT OYJ	31,307	79,067
2,870	ORION OYJ, CLASS B	79,058	94,871
5,906	SAMPO OYJ, CLASS A	269,424	280,511
15,829	STORA ENSO OYJ (REGISTERED)	75,698	141,663
11,934	UPM-KYMMENE OYJ	99,928	216,189
1,849	VALMET OYJ	14,443	20,367
3,486	WARTSILA OYJ ABP	107,429	157,756
		2,821,843	4,862,421	0.97%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
France:
2,714	ACCOR S.A.	$79,810	115,007
3,200	AIR FRANCE-KLM(b)	22,485	30,448
6,659	AIR LIQUIDE S.A.	741,815	749,317
11,392	AIRBUS GROUP S.E.	410,699	756,389
2,174	ALSTOM S.A.(b)	71,930	55,574
28,898	ARCELORMITTAL	97,055	130,710
1,616	ARKEMA S.A.	127,629	121,327
1,580	ATOS S.E.	118,377	128,692
37,462	AXA S.A.	585,542	881,974
26,840	BENETEAU S.A.	272,439	366,037
20,892	BNP PARIBAS S.A.	949,486	1,051,480
17,267	BOLLORE S.A.	73,348	67,079
2,863	BOUYGUES S.A.	109,876	116,792
3,220	BUREAU VERITAS S.A.	82,066	71,724
3,068	CAP GEMINI S.A.	111,960	288,293
11,616	CARREFOUR S.A.	278,367	319,608
1,497	CASINO GUICHARD PERRACHON S.A.	82,365	85,819
1,246	CHRISTIAN DIOR S.E.	112,778	226,001
9,609	CIE DE SAINT-GOBAIN	343,789	423,477
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	348,336
24,282	CREDIT AGRICOLE S.A.	213,234	262,987
11,583	DANONE S.A.	611,767	823,900
2,979	DASSAULT SYSTEMES S.A.	211,136	236,371
3,633	EDENRED	65,572	70,567
8,317	ELECTRICITE DE FRANCE S.A.	153,984	93,352
28,651	ENGIE S.A.	557,099	444,691
3,768	ESSILOR INTERNATIONAL S.A.	391,953	465,420
2,425	EURAZEO S.A.	77,940	163,964
3,160	EUTELSAT COMMUNICATIONS S.A.	100,179	102,084
543	FONCIERE DES REGIONS(b)	49,242	51,315
564	GECINA S.A.	51,331	77,655
13,307	GROUPE EUROTUNNEL S.E. (REGISTERED)	102,800	149,149
442	HERMES INTERNATIONAL	152,175	155,638
713	ICADE(b)	48,053	54,618
429	ILIAD S.A.	59,695	110,397
6,353	INGENICO GROUP S.A.(b)	724,091	729,776
2,121	JCDECAUX S.A.	50,974	92,847
1,617	KERING	303,475	289,062
3,582	KLEPIERRE	101,009	171,598
4,882	LEGRAND S.A.	111,114	273,567
5,046	L’OREAL S.A.	452,844	904,053
15,669	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,247,077	2,683,378
21,116	NATIXIS S.A.	78,841	103,969
1,175	NUMERICABLE-SFR SAS(b)	46,983	49,457
34,547	ORANGE S.A.	364,835	605,193
4,052	PERNOD RICARD S.A.	299,259	451,856
12,969	PEUGEOT S.A.(b)	78,174	222,247
3,973	PUBLICIS GROUPE S.A.	281,246	278,983
4,895	RENAULT S.A.	134,511	486,374
3,700	REXEL S.A.	50,904	52,859
4,929	SAFRAN S.A.	274,948	344,823
21,430	SANOFI	1,298,025	1,727,935
11,157	SCHNEIDER ELECTRIC S.E.	489,162	705,111
278	SCHNEIDER ELECTRIC S.E.	8,838	17,577
1,813	SCOR S.E.	36,441	64,366
5,515	SES S.A.	114,220	161,501
457	SOCIETE BIC S.A.	49,235	68,747
14,682	SOCIETE GENERALE S.A.	545,607	542,632
9,578	SOCIETE TELEVISION FRANCAISE 1	79,414	124,028
6,746	SODEXO S.A.	418,231	727,250
4,827	SUEZ ENVIRONNEMENT CO.	84,076	88,541
1,214	TECHNIP S.A.	65,413	67,288
1,413	THALES S.A.	81,763	123,805
42,208	TOTAL S.A.	2,116,642	1,924,021
2,054	UNIBAIL-RODAMCO S.E.	288,277	565,146
1,300	VALEO S.A.	168,708	202,364
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	329,325

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
France (Cont’d):
8,317	VINCI S.A.	$347,069	619,602
52,334	VIVENDI S.A.	1,028,301	1,100,500
1,345	WENDEL S.A.	91,561	146,405
3,691	ZODIAC AEROSPACE	111,947	73,962
		20,867,361	26,716,340	5.34%
Germany:
4,004	ADIDAS A.G.	193,788	469,284
8,720	ALLIANZ S.E. (REGISTERED)	788,698	1,418,420
17,597	BASF S.E.	735,066	1,327,566
15,928	BAYER A.G. (REGISTERED)	914,810	1,872,258
6,606	BAYERISCHE MOTOREN WERKE A.G.	638,920	606,619
2,398	BEIERSDORF A.G.	156,980	216,494
1,188	BRENNTAG A.G.	43,546	67,862
30,838	CANCOM S.E.	1,301,966	1,538,897
23,329	COMMERZBANK A.G.(b)	278,384	202,839
2,159	CONTINENTAL A.G.	326,552	491,345
33,370	CTS EVENTIM A.G. & CO. KGAA	630,248	1,185,667
18,371	DAIMLER A.G. (REGISTERED)	644,036	1,408,327
19,916	DEUTSCHE BANK A.G. (REGISTERED)	552,372	338,803
3,028	DEUTSCHE BOERSE A.G.	155,699	258,383
5,106	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	65,456	82,533
19,126	DEUTSCHE POST A.G. (REGISTERED)	246,333	531,464
57,378	DEUTSCHE TELEKOM A.G. (REGISTERED)	732,994	1,029,956
4,542	DEUTSCHE WOHNEN A.G. (BEARER)	109,838	141,251
7,185	E.ON S.E.	101,268	68,987
1,515	EVONIK INDUSTRIES A.G.(b)	55,665	45,451
774	FRAPORT A.G. FRANKFURT AIRPORT SERVICES WORLDWIDE(b)	46,403	46,952
3,387	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	220,619	300,001
7,790	FRESENIUS S.E. & CO. KGAA	209,441	569,173
2,127	GEA GROUP A.G.	78,369	104,073
15,380	GERRESHEIMER A.G.	822,526	1,206,337
40,600	GRAND CITY PROPERTIES S.A.	502,297	933,215
2,246	HANNOVER RUECK S.E.	94,321	261,706
3,952	HEIDELBERGCEMENT A.G.	143,515	338,398
1,643	HENKEL A.G. & CO. KGAA	140,132	161,475
2,600	HOCHTIEF A.G.	108,936	318,191
615	HUGO BOSS A.G.	46,461	40,337
21,437	INFINEON TECHNOLOGIES A.G.	117,250	305,036
33,360	JENOPTIK A.G.	480,407	533,343
4,051	K+S A.G. (REGISTERED)	109,218	94,797
377	KABEL DEUTSCHLAND HOLDING A.G.(b)	46,905	42,255
1,658	LANXESS A.G.	98,543	79,692
4,090	LEONI A.G.	225,005	141,133
2,971	LINDE A.G.	507,659	432,899
723	MAN S.E.	80,199	78,255
2,936	MERCK KGAA	168,515	244,919
4,698	METRO A.G.	144,340	145,568
3,549	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	444,935	721,865
2,502	OSRAM LICHT A.G.	92,424	128,984
2,854	PROSIEBENSAT.1 MEDIA S.E.	84,251	146,741
2,300	RATIONAL A.G.	575,285	1,229,285
572	RTL GROUP S.A.(b)	46,162	48,451
12,568	RWE A.G.	154,112	162,675
1,130	SALZGITTER A.G.	50,070	31,998
19,093	SAP S.E.	835,486	1,544,713
15,127	SIEMENS A.G. (REGISTERED)	982,838	1,603,392
8,250	STABILUS S.A.(b)	338,171	397,615
2,085	SYMRISE A.G.	133,207	139,979
8,784	TELEFONICA DEUTSCHLAND HOLDING A.G.	48,334	47,588
8,827	THYSSENKRUPP A.G.	181,566	183,408
7,837	TUI A.G. - CDI	138,846	121,451
7,071	TUI A.G. - CDI	57,698	110,352
1,929	UNITED INTERNET A.G. (REGISTERED)	87,227	96,811

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Germany (Cont’d):
689	VOLKSWAGEN A.G.	$76,405	100,001
6,506	VONOVIA S.E.	217,604	234,125
		17,608,301	26,729,595	5.34%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	61,026
		54,075	61,026	0.01%
Hong Kong:
226,000	AIA GROUP LTD.	764,315	1,280,424
16,600	BANK OF EAST ASIA (THE) LTD.	71,196	62,057
82,500	BOC HONG KONG HOLDINGS LTD.	169,112	246,202
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	97,778
56,044	CHEUNG KONG PROPERTY HOLDINGS LTD.	165,366	360,870
56,044	CK HUTCHISON HOLDINGS LTD.	349,706	727,520
36,500	CLP HOLDINGS LTD.	253,113	330,071
27,800	ESPRIT HOLDINGS LTD.(b)	35,637	25,946
1,882,000	EVA PRECISION INDUSTRIAL HOLDINGS LTD.	523,540	279,000
53,000	GALAXY ENTERTAINMENT GROUP LTD.	163,269	198,818
84,000	GLOBAL BRANDS GROUP HOLDING LTD.(b)	14,386	10,179
30,000	HANG LUNG PROPERTIES LTD.	64,007	57,313
18,600	HANG SENG BANK LTD.	228,767	328,728
21,303	HENDERSON LAND DEVELOPMENT CO. LTD.	73,321	130,855
117,430	HONG KONG & CHINA GAS CO. LTD.	232,110	219,500
20,700	HONG KONG EXCHANGES AND CLEARING LTD.	411,800	498,464
7,300	HONGKONG LAND HOLDINGS LTD.	46,981	43,727
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	196
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	51,126
3,400	JARDINE MATHESON HOLDINGS LTD.	188,472	194,072
27,000	KERRY PROPERTIES LTD.	90,767	74,136
84,000	LI & FUNG LTD.	86,666	49,703
40,500	LINK REIT	84,195	240,159
171,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	565,640	387,968
3,230	MELCO CROWN ENTERTAINMENT LTD. ADR(d)	46,270	53,327
26,800	MGM CHINA HOLDINGS LTD.	51,645	40,974
38,000	MTR CORP. LTD.	124,175	188,105
54,000	NEW WORLD DEVELOPMENT CO. LTD.	59,135	51,443
169,900	NOBLE GROUP LTD.(b)	47,409	55,463
43,500	NWS HOLDINGS LTD.	52,824	69,422
2,325,695	PAX GLOBAL TECHNOLOGY LTD.	1,272,266	2,326,489
190,000	PCCW LTD.	77,805	122,954
121,253	PICO FAR EAST HOLDINGS LTD.	29,455	32,356
24,000	POWER ASSETS HOLDINGS LTD.	139,092	245,496
27,683,380	REXLOT HOLDINGS LTD.(e)	2,646,928	-
48,000	SANDS CHINA LTD.	128,061	195,531
22,000	SHANGRI-LA ASIA LTD.	29,501	25,099
995,110	SINO BIOPHARMACEUTICAL LTD.	692,114	746,587
59,400	SINO LAND CO. LTD.	80,601	94,031
566,000	SITOY GROUP HOLDINGS LTD.	361,652	178,030
71,000	SJM HOLDINGS LTD.	44,788	50,705
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	601,938
32,000	SUN HUNG KAI PROPERTIES LTD.	385,171	391,268
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	204,516
17,800	SWIRE PROPERTIES LTD.	50,632	48,072
304,000	TECHTRONIC INDUSTRIES CO. LTD.	574,275	1,201,132
3,000	TELEVISION BROADCASTS LTD.	9,222	10,790
665,000	VALUE PARTNERS GROUP LTD.	409,258	698,660
88,000	VTECH HOLDINGS LTD.	1,043,083	1,044,790
83,500	WH GROUP LTD.(b)(f)	45,547	60,494
22,000	WHARF HOLDINGS (THE) LTD.	170,501	120,247
19,000	WHEELOCK & CO. LTD.	30,489	84,868
30,000	WYNN MACAU LTD.(b)	50,423	46,408
582,000	YINGDE GASES GROUP CO. LTD.	583,171	222,826
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	51,532
		14,751,690	15,158,365	3.03%
India:
31,565	HDFC BANK LTD. ADR(d)	1,782,621	1,945,351
		1,782,621	1,945,351	0.39%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Ireland:
7,035	ACCENTURE PLC, CLASS A	$262,681	811,839
2,626	AERCAP HOLDINGS N.V.(b)	106,155	101,784
497,427	BANK OF IRELAND(b)	180,821	144,336
17,229	CRH PLC	278,832	486,789
130,056	EXPERIAN PLC	2,169,419	2,325,572
29,240	ICON PLC(b)	1,948,070	2,195,924
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,225	159,810
3,027	KERRY GROUP PLC, CLASS A	208,357	282,029
25,628	MEDTRONIC PLC	1,917,126	1,922,100
1,226	PADDY POWER BETFAIR PLC(b)	181,739	171,035
12,075	PERRIGO CO. PLC	1,894,443	1,544,755
10,396	SHIRE PLC	327,728	591,128
		9,580,596	10,737,101	2.14%
Israel:
1,266	AZRIELI GROUP LTD.(b)	53,829	49,713
27,132	BANK HAPOALIM B.M.	109,478	140,852
21,775	BANK LEUMI LE-ISRAEL B.M.(b)	77,241	78,202
53,000	CAESARSTONE SDOT-YAM LTD.(b)	2,485,089	1,820,550
950	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	75,550	83,097
217	DELEK GROUP LTD.	52,364	37,227
319,882	MAGIC SOFTWARE ENTERPRISES LTD.	2,084,852	2,165,601
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	69,221
2,532	MOBILEYE N.V.(b)	88,609	94,418
1,494	NICE-SYSTEMS LTD.	50,675	98,042
106,169	SAPIENS INTERNATIONAL CORP. N.V.	1,129,786	1,271,905
17,589	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	778,346	941,187
		7,036,954	6,850,015	1.37%
Italy:
18,467	ASSICURAZIONI GENERALI S.P.A.	269,601	273,807
6,927	ATLANTIA S.P.A.	148,178	192,090
114,739	AZIMUT HOLDING S.P.A.	1,633,361	2,643,871
25,272	BANCA MEDIOLANUM S.P.A.(b)	87,322	201,587
57,599	ENEL GREEN POWER S.P.A.	98,098	123,874
130,952	ENEL S.P.A.	513,317	580,842
49,857	ENI S.P.A.	958,264	754,539
3,610	EXOR S.P.A.	90,616	129,396
1,211	FERRARI N.V.(b)	46,128	50,297
1,022	FERRARI N.V.(b)	9,333	42,617
10,070	FINMECCANICA S.P.A.(b)	50,331	127,764
61,846	INTERPUMP GROUP S.P.A.(b)	907,226	904,313
221,029	INTESA SANPAOLO S.P.A.	430,164	612,173
3,292	LUXOTTICA GROUP S.P.A.	160,506	181,679
15,097	MARR S.P.A.	238,736	304,066
8,839	MEDIOBANCA S.P.A.	82,122	63,666
4,438	PRYSMIAN S.P.A.	86,023	100,546
57,530	SNAM S.P.A.	249,716	360,376
134,931	TELECOM ITALIA S.P.A.(b)	179,692	145,554
7,080	TENARIS S.A.	80,646	88,217
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	197,744
85,509	UNICREDIT S.P.A.	438,195	308,443
25,343	UNIONE DI BANCHE ITALIANE S.P.A.	103,374	93,781
		6,991,317	8,481,242	1.69%
Japan:
1,400	ABC-MART, INC.	51,583	89,689
30,200	ADERANS CO. LTD.	398,005	180,591
14,200	AEON CO. LTD.	162,360	205,155
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	148,677
3,010	AEON MALL CO. LTD.	54,621	44,584
3,700	AISIN SEIKI CO. LTD.	96,645	139,393
15,000	AJINOMOTO CO., INC.	116,767	338,465
2,500	ALFRESA HOLDINGS CORP.	24,420	47,959
2,600	ALPS ELECTRIC CO. LTD.	48,119	45,326
2,000	AMADA HOLDINGS CO. LTD.	10,582	19,512
21,000	ANA HOLDINGS, INC.	52,231	59,168
18,000	AOZORA BANK LTD.	51,121	62,855
106,892	ARCLAND SERVICE CO. LTD.	2,150,072	3,029,770

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Japan (Cont’d):
36,100	ASAHI CO. LTD.	$561,894	485,311
16,000	ASAHI GLASS CO. LTD.	97,913	87,574
6,600	ASAHI GROUP HOLDINGS LTD.	116,505	205,662
31,000	ASAHI KASEI CORP.	147,138	209,586
44,400	ASICS CORP.	618,213	790,990
41,200	ASTELLAS PHARMA, INC.	296,658	547,832
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	32,707
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	170,954
13,800	BRIDGESTONE CORP.	205,726	515,607
5,200	BROTHER INDUSTRIES LTD.	38,445	59,788
21,900	CANON, INC.	722,966	652,846
12,200	CAPCOM CO. LTD.	200,610	297,561
3,800	CASIO COMPUTER CO. LTD.	51,908	76,679
3,000	CENTRAL JAPAN RAILWAY CO.	281,008	530,588
15,000	CHIBA BANK (THE) LTD.	81,968	74,770
8,300	CHUBU ELECTRIC POWER CO., INC.	109,671	115,895
5,300	CHUGAI PHARMACEUTICAL CO. LTD.	109,129	164,117
4,000	CHUGOKU BANK (THE) LTD.	53,626	41,654
3,500	CHUGOKU ELECTRIC POWER (THE) CO., INC.	48,314	47,270
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	44,784
27,836	CREDIT SAISON CO. LTD.	339,474	484,524
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	53,312
33,400	DAIBIRU CORP.	353,886	281,932
11,000	DAIDO STEEL CO. LTD.	45,649	38,118
3,700	DAIHATSU MOTOR CO. LTD.	47,065	52,141
21,000	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	278,671	254,232
13,600	DAIICHI SANKYO CO. LTD.	229,746	302,404
4,500	DAIKIN INDUSTRIES LTD.	124,473	336,345
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	170,385
11,100	DAIWA HOUSE INDUSTRY CO. LTD.	134,688	312,254
31,000	DAIWA SECURITIES GROUP, INC.	131,444	190,691
8,800	DENSO CORP.	213,223	353,736
3,500	DENTSU, INC.	82,003	175,708
41,700	DESCENTE LTD.	242,140	614,320
1,400	DON QUIJOTE HOLDINGS CO. LTD.	51,867	48,638
13,000	DOWA HOLDINGS CO. LTD.	55,385	72,424
7,000	EAST JAPAN RAILWAY CO.	392,789	604,123
5,500	EISAI CO. LTD.	245,951	330,845
2,400	ELECTRIC POWER DEVELOPMENT CO. LTD.	71,894	74,957
1,800	FAMILYMART CO. LTD.	52,590	93,563
3,600	FANUC CORP.	324,868	559,296
1,100	FAST RETAILING CO. LTD.	136,395	352,055
21,000	FUJI ELECTRIC CO. LTD.	51,969	72,584
10,000	FUJI HEAVY INDUSTRIES LTD.	146,485	353,192
23,100	FUJI OIL HOLDINGS, INC.	318,441	416,455
9,600	FUJIFILM HOLDINGS CORP.	196,406	379,667
44,000	FUJITSU LTD.	171,664	162,872
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	35,870
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	69,092
12,000	GS YUASA CORP.	47,814	51,286
6,000	GUNMA BANK (THE) LTD.	31,571	24,790
3,000	HAMAMATSU PHOTONICS K.K.	52,686	82,767
22,000	HANKYU HANSHIN HOLDINGS, INC.	117,409	140,353
3,000	HINO MOTORS LTD.	42,968	32,440
525	HIROSE ELECTRIC CO. LTD.	48,402	57,890
7,000	HIROSHIMA BANK (THE) LTD.	26,154	25,563
2,000	HISAMITSU PHARMACEUTICAL CO., INC.	82,834	89,386
95,000	HITACHI LTD.	295,895	444,507
6,000	HITACHI METALS LTD.	45,405	61,895
9,500	HOKKAIDO ELECTRIC POWER CO., INC.(b)	84,575	79,599
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	103,327
30,800	HONDA MOTOR CO. LTD.	845,933	844,540
7,600	HOYA CORP.	195,589	289,090
3,800	IBIDEN CO. LTD.	71,559	46,460
1,200	IDEMITSU KOSAN CO. LTD.	23,804	21,421
33,000	IHI CORP.	85,591	69,785
2,500	IIDA GROUP HOLDINGS CO. LTD.	44,925	48,758
21,000	INPEX CORP.	238,204	159,256

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Japan (Cont’d):
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	$85,535	114,505
11,600	ISUZU MOTORS LTD.	138,945	119,767
27,200	ITOCHU CORP.	291,860	334,970
5,000	IYO BANK (THE) LTD.	43,448	32,742
4,000	J FRONT RETAILING CO. LTD.	31,099	53,063
1,300	JAPAN AIRLINES CO. LTD.	48,315	47,613
10,100	JAPAN EXCHANGE GROUP, INC.	101,134	154,715
1,500	JAPAN PETROLEUM EXPLORATION CO. LTD.	54,111	33,613
10,700	JAPAN POST BANK CO. LTD.	152,544	131,676
11,100	JAPAN POST HOLDINGS CO. LTD.	171,199	148,138
16	JAPAN PRIME REALTY INVESTMENT CORP.	56,433	65,183
139,502	JAPAN PROPERTY MANAGEMENT CENTER CO. LTD.	1,850,556	2,295,595
25	JAPAN REAL ESTATE INVESTMENT CORP.	125,468	144,387
33	JAPAN RETAIL FUND INVESTMENT CORP.	60,174	79,227
20,800	JAPAN TOBACCO, INC.	630,747	866,782
5,100	JFE HOLDINGS, INC.	78,327	68,698
4,000	JGC CORP.	53,048	59,887
12,000	JOYO BANK (THE) LTD.	54,056	41,157
3,100	JSR CORP.	39,530	44,567
5,000	JTEKT CORP.	36,670	64,863
44,700	JX HOLDINGS, INC.	209,154	172,294
13,000	KAJIMA CORP.	44,950	81,550
112,377	KAKAKU.COM, INC.	1,742,339	2,086,880
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	159,408
2,000	KANSAI PAINT CO. LTD.	10,449	32,129
10,000	KAO CORP.	208,279	533,387
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	101,071
42,762	KDDI CORP.	535,051	1,142,144
24,800	KEIHIN CORP.	308,810	370,419
13,000	KEIKYU CORP.	95,310	114,354
5,000	KEIO CORP.	28,322	43,894
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	70,327
4,281	KEYENCE CORP.	1,775,949	2,335,160
6,000	KIKKOMAN CORP.	52,867	197,254
35,000	KINTETSU GROUP HOLDINGS CO. LTD.	106,062	141,810
10,000	KIRIN HOLDINGS CO. LTD.	103,112	140,211
12,900	KOBAYASHI PHARMACEUTICAL CO. LTD.	690,743	1,132,454
1,100	KOITO MANUFACTURING CO. LTD.	49,539	49,847
13,700	KOMATSU LTD.	301,828	233,233
2,300	KONAMI HOLDINGS CORP.	50,313	68,053
7,000	KONICA MINOLTA, INC.	53,139	59,461
500	KOSE CORP.(b)	50,494	48,647
15,900	KOSHIDAKA HOLDINGS CO. LTD.	337,231	303,745
21,000	KUBOTA CORP.	129,773	286,699
3,800	KURARAY CO. LTD.	51,382	46,460
4,300	KURITA WATER INDUSTRIES LTD.	96,931	98,077
92,000	KYB CORP.	338,205	272,211
6,700	KYOCERA CORP.	254,933	295,099
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	79,790
6,500	KYUSHU ELECTRIC POWER CO., INC.(b)	59,661	61,855
2,800	LAWSON, INC.	120,035	234,360
4,200	LIXIL GROUP CORP.	71,097	85,646
2,400	M3, INC.	51,468	60,392
1,600	MAKITA CORP.	82,169	99,231
24,000	MARUBENI CORP.	173,505	121,551
6,500	MARUI GROUP CO. LTD.	32,287	93,158
11,400	MAZDA MOTOR CORP.	95,886	176,908
2,400	MEIJI HOLDINGS CO. LTD.	38,749	192,989
27,400	MEITEC CORP.	609,499	958,008
4,000	MINEBEA CO. LTD.	48,159	31,205
1,800	MIRACA HOLDINGS, INC.	71,311	73,970
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	208,805
27,100	MITSUBISHI CORP.	409,317	458,951
40,000	MITSUBISHI ELECTRIC CORP.	322,861	419,210
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	501,519
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	91,537
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	211,753
4,000	MITSUBISHI LOGISTICS CORP.	45,017	52,530

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Japan (Cont’d):
28,000	MITSUBISHI MATERIALS CORP.	$76,762	79,115
9,400	MITSUBISHI MOTORS CORP.	89,862	70,409
6,400	MITSUBISHI TANABE PHARMA CORP.	94,181	111,287
249,100	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,211,011	1,154,255
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	118,513
32,200	MITSUI & CO. LTD.	336,569	370,510
37,000	MITSUI CHEMICALS, INC.	87,469	123,284
18,000	MITSUI FUDOSAN CO. LTD.	433,488	449,100
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	4,798
1,200	MIXI, INC.	45,841	44,569
457,920	MIZUHO FINANCIAL GROUP, INC.	809,619	683,961
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	230,717
3,800	MURATA MANUFACTURING CO. LTD.	187,186	458,181
123,000	NACHI-FUJIKOSHI CORP.	659,604	428,415
10,000	NAGOYA RAILROAD CO. LTD.	46,935	46,737
31,000	NEC CORP.	83,587	77,951
5,000	NGK INSULATORS LTD.	63,090	92,363
3,000	NGK SPARK PLUG CO. LTD.	28,359	57,417
6,000	NH FOODS LTD.	72,315	132,214
3,900	NIDEC CORP.	129,234	266,861
50,563	NIHON M&A CENTER, INC.	2,029,473	2,942,713
6,000	NIKON CORP.	75,728	91,803
1,800	NINTENDO CO. LTD.	172,120	255,898
22	NIPPON BUILDING FUND, INC.	90,970	130,383
17,000	NIPPON EXPRESS CO. LTD.	60,747	77,338
2,000	NIPPON PAINT HOLDINGS CO. LTD.	44,426	44,373
12,353	NIPPON STEEL & SUMITOMO METAL CORP.	307,230	237,302
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	654,757
30,000	NIPPON YUSEN K.K.	81,697	57,844
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	30,059
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	128,837
42,900	NISSAN MOTOR CO. LTD.	399,331	397,000
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	58,338
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	56,404
2,700	NITORI HOLDINGS CO. LTD.	87,310	247,341
3,200	NITTO DENKO CORP.	77,639	177,906
72,300	NOMURA HOLDINGS, INC.	256,136	323,068
2,700	NOMURA REAL ESTATE HOLDINGS, INC.	56,230	49,900
34	NOMURA REAL ESTATE MASTER FUND, INC.(b)	46,931	50,753
2,970	NOMURA RESEARCH INSTITUTE LTD.	43,930	100,016
17,800	NORTH PACIFIC BANK LTD.	49,457	45,075
7,000	NSK LTD.	50,459	64,063
1,400	NTT DATA CORP.	36,520	70,283
25,400	NTT DOCOMO, INC.	392,916	576,067
6,500	NTT URBAN DEVELOPMENT CORP.	52,710	63,588
12,000	OBAYASHI CORP.	48,665	118,353
11,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	102,840	119,730
5,800	OLYMPUS CORP.	97,673	225,465
3,200	OMRON CORP.	91,193	95,251
11,200	ONO PHARMACEUTICAL CO. LTD.	294,982	474,193
8,000	ONWARD HOLDINGS CO. LTD.	54,094	54,663
4,800	ORIENTAL LAND CO. LTD.	113,097	339,917
25,100	ORIX CORP.	331,540	358,062
37,000	OSAKA GAS CO. LTD.	121,878	142,155
8,700	OTSUKA HOLDINGS CO. LTD.	264,752	316,012
38,600	PANASONIC CORP.	272,781	354,464
2,600	PARK24 CO. LTD.	51,627	72,771
18,000	RAKUTEN, INC.	127,323	173,611
1,600	RECRUIT HOLDINGS CO. LTD.	50,223	48,834
36,400	RESONA HOLDINGS, INC.	158,676	129,888
13,000	RICOH CO. LTD.	126,012	132,374
1,200	RINNAI CORP.	52,047	105,984
1,500	ROHM CO. LTD.	51,836	63,175
200	RYOHIN KEIKAKU CO. LTD.	43,741	42,294
1,100	SANKYO CO. LTD.	48,612	40,953
15,100	SANTEN PHARMACEUTICAL CO. LTD.	116,834	227,147
13,720	SBI HOLDINGS, INC.	111,165	139,339
3,400	SECOM CO. LTD.	133,812	252,738

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Japan (Cont’d):
7,300	SEGA SAMMY HOLDINGS, INC.	$68,324	79,587
3,400	SEIBU HOLDINGS, INC.	65,652	71,930
5,200	SEIKO EPSON CORP.	85,119	83,998
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	160,096
9,800	SEKISUI HOUSE LTD.	105,606	165,401
14,500	SEVEN & I HOLDINGS CO. LTD.	354,091	617,389
11,300	SEVEN BANK LTD.	46,339	48,194
4,900	SHIKOKU ELECTRIC POWER CO., INC.	52,495	65,699
4,000	SHIMADZU CORP.	25,419	62,730
1,000	SHIMAMURA CO. LTD.	61,206	124,839
1,500	SHIMANO, INC.	58,204	235,106
6,000	SHIMIZU CORP.	52,381	50,860
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	429,510
41,600	SHINKO PLANTECH CO. LTD.	342,251	316,773
25,000	SHINSEI BANK LTD.	51,465	32,654
5,600	SHIONOGI & CO. LTD.	137,671	263,567
5,900	SHISEIDO CO. LTD.	88,706	131,688
7,000	SHIZUOKA BANK (THE) LTD.	65,240	50,504
1,000	SMC CORP.	130,873	232,263
105,283	SMS CO. LTD.	1,427,135	2,012,206
18,400	SOFTBANK GROUP CORP.	412,233	877,288
5,700	SOMPO JAPAN NIPPONKOA HOLDINGS, INC.	114,918	161,461
23,100	SONY CORP.	374,215	593,792
4,400	SONY FINANCIAL HOLDINGS, INC.	56,074	56,219
15,100	SQUARE ENIX HOLDINGS CO. LTD.	185,608	407,872
54,900	STANLEY ELECTRIC CO. LTD.	805,200	1,241,463
7,000	SUMCO CORP.	47,761	44,036
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	113,066
18,000	SUMITOMO CORP.	164,169	178,888
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	46,062
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	159,349
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	49,580
13,000	SUMITOMO METAL MINING CO. LTD.	129,237	129,082
25,500	SUMITOMO MITSUI FINANCIAL GROUP, INC.	795,433	773,077
71,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	214,202	208,839
8,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	218,972	234,146
66,600	SUMITOMO RUBBER INDUSTRIES LTD.	795,091	1,029,076
2,600	SUNTORY BEVERAGE & FOOD LTD.	115,432	117,126
2,000	SURUGA BANK LTD.	41,830	35,150
6,900	SUZUKI MOTOR CORP.	136,522	184,601
26,900	SYSMEX CORP.	615,228	1,682,669
9,900	T&D HOLDINGS, INC.	126,320	92,319
13,000	TAIHEIYO CEMENT CORP.	27,372	29,917
17,000	TAISEI CORP.	55,809	112,382
1,000	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	68,094	79,257
10,000	TAKASHIMAYA CO. LTD.	63,872	83,611
13,500	TAKEDA PHARMACEUTICAL CO. LTD.	539,524	616,074
1,800	TDK CORP.	105,373	99,960
29,000	TEIJIN LTD.	67,529	101,009
5,200	TERUMO CORP.	95,419	186,432
2,000	THK CO. LTD.	29,290	36,892
14,000	TOBU RAILWAY CO. LTD.	67,422	69,785
2,200	TOHO CO. LTD.	42,502	57,881
17,000	TOHO GAS CO. LTD.	81,221	120,690
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	92,891
13,900	TOKAI RIKA CO. LTD.	182,782	261,586
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	486,206
21,600	TOKYO ELECTRIC POWER CO., INC.(b)	102,702	118,800
24,300	TOKYO ELECTRON LTD.	1,273,343	1,583,942
48,000	TOKYO GAS CO. LTD.	188,296	223,783
25,000	TOKYU CORP.	103,448	209,472
23,000	TOKYU FUDOSAN HOLDINGS CORP.	86,617	156,133
4,000	TONENGENERAL SEKIYU K.K.	37,796	36,181
26,000	TORAY INDUSTRIES, INC.	147,757	221,593
64,000	TOSHIBA CORP.(b)	165,595	124,537
3,000	TOTO LTD.	30,029	93,563
3,000	TOYO SUISAN KAISHA LTD.	74,690	107,690
4,000	TOYOTA INDUSTRIES CORP.	101,266	179,839

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Japan (Cont’d):
52,200	TOYOTA MOTOR CORP.	$1,938,820	2,760,624
1,900	TOYOTA TSUSHO CORP.	17,167	42,931
2,500	TREND MICRO, INC.	74,501	91,519
61,000	TSUGAMI CORP.	318,601	221,680
34,800	TSUMURA & CO.	799,027	835,484
22,263	TSURUHA HOLDINGS, INC.	946,611	2,189,803
8,000	UBE INDUSTRIES LTD.	13,963	14,145
68,000	UNICHARM CORP.	1,450,912	1,479,693
17,500	UNIPRES CORP.	363,607	304,922
34	UNITED URBAN INVESTMENT CORP.	52,061	54,952
6,500	USHIO, INC.	68,874	86,401
4,900	USS CO. LTD.	56,003	78,282
4,100	WEST JAPAN RAILWAY CO.	134,756	253,151
31,000	YAHOO JAPAN CORP.	92,200	131,938
1,900	YAKULT HONSHA CO. LTD.	48,815	84,157
16,300	YAMADA DENKI CO. LTD.	56,674	77,050
1,600	YAMAHA CORP.(b)	49,471	48,194
4,800	YAMAHA MOTOR CO. LTD.	48,849	79,840
6,100	YAMATO HOLDINGS CO. LTD.	109,669	121,789
1,600	YAMATO KOGYO CO. LTD.	50,862	34,731
4,000	YAMAZAKI BAKING CO. LTD.	44,679	84,269
5,000	YASKAWA ELECTRIC CORP.	48,019	57,710
2,800	YOKOHAMA RUBBER (THE) CO. LTD.	46,987	46,051
		62,296,571	83,491,677	16.68%
Mexico:
4,774	FRESNILLO PLC	64,304	65,310
486,919	WAL-MART DE MEXICO S.A.B. DE C.V.	1,482,336	1,155,496
		1,546,640	1,220,806	0.24%
Netherlands:
34,440	AALBERTS INDUSTRIES N.V.	658,961	1,194,881
26,780	ACCELL GROUP	446,234	569,997
40,266	AEGON N.V.	162,569	221,487
4,809	AKZO NOBEL N.V.	214,185	327,782
5,507	ALTICE N.V., CLASS A(b)	77,648	98,132
3,272	ALTICE N.V., CLASS B(b)	61,354	58,957
38,412	ARCADIS N.V.	929,391	716,391
7,173	ASML HOLDING N.V.	106,863	728,717
19,324	CORE LABORATORIES N.V.	2,244,937	2,172,211
1,461	GEMALTO N.V.	110,002	108,011
849	GEMALTO N.V.(b)	46,638	62,766
2,239	HEINEKEN HOLDING N.V.	116,937	174,725
3,662	HEINEKEN N.V.	128,663	331,901
242,953	ING GROEP N.V. - CVA	2,145,368	2,938,730
17,271	KONINKLIJKE AHOLD N.V.	248,479	388,533
3,779	KONINKLIJKE DSM N.V.	153,103	207,846
51,375	KONINKLIJKE KPN N.V.	108,346	215,307
20,095	KONINKLIJKE PHILIPS N.V.	343,642	572,453
1,765	KONINKLIJKE VOPAK N.V.	97,890	87,897
3,677	NN GROUP N.V.	111,088	120,313
2,438	NXP SEMICONDUCTORS N.V.(b)	208,770	197,649
1,395	OCI N.V.(b)	50,711	27,319
8,430	QIAGEN N.V.(b)	119,420	187,821
3,238	RANDSTAD HOLDING N.V.	99,928	179,473
50,280	REFRESCO GERBER N.V.(b)(f)	831,839	898,254
67,295	ROYAL DUTCH SHELL PLC, CLASS A	1,870,398	1,627,627
90,812	ROYAL DUTCH SHELL PLC, CLASS B	2,084,006	2,217,288
122,967	TNT EXPRESS N.V.	828,001	1,103,442
6,193	WOLTERS KLUWER N.V.	101,075	247,209
		14,706,446	17,983,119	3.59%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	73,533
18,829	FLETCHER BUILDING LTD.	113,238	102,685
8,264	RYMAN HEALTHCARE LTD.(b)	47,891	47,696
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,428	62,506
37,843	SPARK NEW ZEALAND LTD.	73,138	95,473
		333,781	381,893	0.08%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Norway:
100,390	AKER SOLUTIONS ASA	$1,067,178	322,716
21,062	DNB ASA	194,834	249,062
2,929	GJENSIDIGE FORSIKRING ASA(b)	46,151	49,945
36,366	NORSK HYDRO ASA	136,356	149,732
99,058	ORKLA ASA	675,643	897,241
1,451	SCHIBSTED ASA, CLASS A	46,429	42,418
17,721	STATOIL ASA	305,642	279,049
16,075	TELENOR ASA	306,483	260,123
70,780	TOMRA SYSTEMS ASA	585,197	737,764
4,000	YARA INTERNATIONAL ASA	109,527	150,531
		3,473,440	3,138,581	0.63%
Philippines:
386,461	METROPOLITAN BANK & TRUST CO.	658,640	692,012
305,800	VISTA LAND & LIFESCAPES, INC.(b)	30,640	30,949
		689,280	722,961	0.14%
Portugal:
911,835	BANCO COMERCIAL PORTUGUES S.A. (REGISTERED)(b)	45,739	37,042
28,955	EDP - ENERGIAS DE PORTUGAL S.A.	81,065	102,995
10,080	GALP ENERGIA SGPS S.A.	157,855	126,744
7,295	JERONIMO MARTINS SGPS S.A.	80,825	119,368
		365,484	386,149	0.08%
Russia:
74,000	YANDEX N.V., CLASS A(b)	1,667,321	1,133,680
		1,667,321	1,133,680	0.23%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,609	54,969
53,200	CAPITALAND LTD.	105,578	121,174
36,000	CAPITALAND MALL TRUST	34,133	55,822
11,000	CITY DEVELOPMENTS LTD.	71,096	66,676
32,000	COMFORTDELGRO CORP. LTD.	49,631	69,325
37,100	DBS GROUP HOLDINGS LTD.	253,976	423,339
22,000	FRASER AND NEAVE LTD.	7,411	32,400
44,000	FRASERS CENTREPOINT LTD.	52,608	53,211
93,100	GENTING SINGAPORE PLC(b)	46,421	57,676
113,000	GLOBAL LOGISTIC PROPERTIES LTD.	177,046	161,387
2,000	JARDINE CYCLE & CARRIAGE LTD.	60,253	59,398
21,400	KEPPEL CORP. LTD.	54,823	92,564
7,840	KEPPEL REIT	3,225	5,788
54,600	OVERSEA-CHINESE BANKING CORP. LTD.	417,735	358,099
17,000	SEMBCORP INDUSTRIES LTD.	31,827	38,090
22,000	SEMBCORP MARINE LTD.	32,803	26,932
12,000	SINGAPORE AIRLINES LTD.	70,334	101,673
31,000	SINGAPORE EXCHANGE LTD.	139,131	182,847
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	77,160
21,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	48,624	50,325
170,000	SINGAPORE TELECOMMUNICATIONS LTD.	324,551	481,804
16,000	STARHUB LTD.	54,214	39,767
24,400	UNITED OVERSEAS BANK LTD.	340,013	341,602
15,000	UOL GROUP LTD.	49,917	66,773
35,400	WILMAR INTERNATIONAL LTD.(b)	68,955	88,247
		2,590,080	3,107,048	0.62%
South Africa:
16,349	INVESTEC PLC	104,159	120,342
5,748	MONDI PLC	128,231	110,294
72,761	SHOPRITE HOLDINGS LTD.	1,491,068	855,661
		1,723,458	1,086,297	0.22%
South Korea:
5,067	BINGGRAE CO. LTD.	453,341	307,494
61,397	BNK FINANCIAL GROUP, INC.	682,218	520,768
68,192	DGB FINANCIAL GROUP, INC.	792,461	530,700
83,268	HANON SYSTEMS	344,817	669,872
5,243	HYUNDAI MIPO DOCKYARD CO. LTD.(b)	581,800	294,334
18,148	KIA MOTORS CORP.	860,470	766,482
6,353	KIWOOM SECURITIES CO. LTD.	349,706	371,092

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
South Korea (Cont’d):
12,191	KOREA INVESTMENT HOLDINGS CO. LTD.	$450,692	468,516
2,459	SAMSUNG ELECTRONICS CO. LTD.	2,983,144	2,821,098
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	569,717
		8,013,969	7,320,073	1.46%
Spain:
9,883	ABERTIS INFRAESTRUCTURAS S.A.	132,601	162,503
1,260	ACCIONA S.A.	78,312	97,467
7,760	ACERINOX S.A.	95,129	89,891
3,979	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	137,948	118,581
759	AENA S.A.(b)(f)	68,300	97,983
9,046	AMADEUS IT HOLDING S.A., CLASS A	286,191	387,960
123,355	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	940,759	820,016
115,773	BANCO DE SABADELL S.A.	266,128	208,410
35,109	BANCO POPULAR ESPANOL S.A.	112,268	91,367
193,340	BANCO SANTANDER S.A.	1,317,447	852,286
54,944	BANKIA S.A.	89,144	51,892
5,846	BANKINTER S.A.	47,898	41,310
64,388	CAIXABANK S.A.	227,512	190,275
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	443,023
16,470	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	93,655	85,572
6,512	ENAGAS S.A.	118,772	195,735
2,411	ENDESA S.A.(b)	46,924	46,282
5,533	FERROVIAL S.A.	97,924	118,900
10,622	GAS NATURAL SDG S.A.	164,427	214,782
6,338	GRIFOLS S.A.(b)	112,130	141,139
107,927	IBERDROLA S.A.	627,188	719,790
49,452	INDUSTRIA DE DISENO TEXTIL S.A.	1,330,743	1,663,665
41,424	MAPFRE S.A.	112,854	89,512
26,610	MELIA HOTELS INTERNATIONAL S.A.	201,272	313,090
2,839	RED ELECTRICA CORP. S.A.	121,909	246,487
22,368	REPSOL S.A.	409,489	252,489
15,819	TECNICAS REUNIDAS S.A.	596,659	445,061
78,564	TELEFONICA S.A.	1,041,342	880,749
4,021	ZARDOYA OTIS S.A.	45,057	46,807
		9,565,483	9,113,024	1.82%
Sweden:
2,566	ALFA LAVAL AB	49,937	42,007
22,200	ASSA ABLOY AB, CLASS B(b)	89,466	438,080
14,438	ATLAS COPCO AB, CLASS A	191,788	363,340
9,379	ATLAS COPCO AB, CLASS B	143,239	221,124
6,000	BOLIDEN AB	108,153	96,006
31,182	BULTEN AB	262,010	286,153
17,541	CELLAVISION AB(b)	107,859	108,034
29,850	DUNI AB	262,610	495,462
7,501	ELECTROLUX AB, CLASS B(b)	95,788	197,360
7,464	ELEKTA AB, CLASS B	78,438	55,762
4,421	GETINGE AB, CLASS B	105,360	101,890
17,214	HENNES & MAURITZ AB, CLASS B	396,059	573,994
4,591	HEXAGON AB, CLASS B	86,468	178,703
17,500	HUSQVARNA AB, CLASS B	64,201	127,937
1,426	ICA GRUPPEN AB(b)	48,601	47,181
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	140,987
3,956	INVESTMENT AB KINNEVIK, CLASS B	80,263	112,225
10,953	INVESTOR AB, CLASS B	150,033	387,755
3,301	LUNDIN PETROLEUM AB(b)	46,596	55,910
43,265	NORDEA BANK AB	256,684	415,689
23,773	SANDVIK AB	201,678	245,981
13,348	SECURITAS AB, CLASS B	106,689	221,144
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	336,594
4,287	SKANSKA AB, CLASS B	53,143	97,851
8,394	SKF AB, CLASS B(b)	182,157	151,580
12,644	SVENSKA CELLULOSA AB S.C.A., CLASS B	187,887	395,132
33,168	SVENSKA HANDELSBANKEN AB, CLASS A	235,903	422,043
12,848	SWEDBANK AB, CLASS A(b)	278,934	276,798
3,023	SWEDISH MATCH AB	101,559	102,625
9,481	TELE2 AB, CLASS B	115,918	87,940
58,718	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	533,417	588,030

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Sweden (Cont’d):
30,643	TELIASONERA AB	$153,253	159,174
64,910	THULE GROUP AB (THE)(f)	790,837	895,503
25,230	VOLVO AB, CLASS B	164,379	276,906
		5,954,980	8,702,900	1.74%
Switzerland:
164,707	ABB LTD. (REGISTERED)	3,048,083	3,210,035
1,807	ACTELION LTD. (REGISTERED)	109,134	270,049
15,284	ADECCO S.A. (REGISTERED)	648,819	995,832
2,059	ARYZTA A.G.	50,704	85,289
1,071	BALOISE HOLDING A.G. (REGISTERED)	99,736	136,110
88	BARRY CALLEBAUT A.G. (REGISTERED)	88,741	95,637
2,050	BASILEA PHARMACEUTICA A.G. (REGISTERED)(b)	151,099	144,441
1,940	BUCHER INDUSTRIES A.G. (REGISTERED)(b)	427,889	471,508
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	216,941
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	224,606
24,002	CHUBB LTD.	1,934,345	2,859,838
22,015	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	1,483,522	1,454,998
4,875	COCA-COLA HBC A.G. - CDI	94,149	103,625
27,905	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	614,327	394,974
905	DUFRY A.G. (REGISTERED)(b)	113,251	111,343
110	EMS-CHEMIE HOLDING A.G. (REGISTERED)(b)	45,821	57,028
103	GALENICA A.G. (REGISTERED)(b)	155,619	154,894
990	GEBERIT A.G. (REGISTERED)	85,632	369,931
201	GIVAUDAN S.A. (REGISTERED)	184,207	394,245
196,358	GLENCORE PLC	431,329	443,616
5,123	JULIUS BAER GROUP LTD.	131,391	220,041
348	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	46,581	49,474
8,679	LAFARGEHOLCIM LTD. (REGISTERED)(b)	350,856	408,248
41,041	LOGITECH INTERNATIONAL S.A. (REGISTERED)	355,575	652,962
1,082	LONZA GROUP A.G. (REGISTERED)(b)	80,211	183,081
96,305	NESTLE S.A. (REGISTERED)	4,055,232	7,196,209
56,712	NOVARTIS A.G. (REGISTERED)	2,659,630	4,110,890
11,805	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	985,400	1,318,555
8,225	PARGESA HOLDING S.A. (BEARER)	522,375	523,926
136	PARTNERS GROUP HOLDING A.G.(b)	47,269	54,666
13,023	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,783,321	3,205,807
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	254,642
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	107,871
1,059	SGS S.A. (REGISTERED)	2,179,960	2,237,937
77	SIKA A.G. (BEARER)	152,753	304,781
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	166,024
14,638	STMICROELECTRONICS N.V.	85,296	81,251
635	SULZER A.G. (REGISTERED)	30,609	63,067
3,145	SWATCH GROUP (THE) A.G. (BEARER)	1,484,642	1,089,490
938	SWATCH GROUP (THE) A.G. (REGISTERED)	57,962	63,164
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	197,582
1,660	SWISS PRIME SITE A.G. (REGISTERED)	125,957	146,397
5,312	SWISS RE A.G.	421,041	491,120
585	SWISSCOM A.G. (REGISTERED)	219,148	317,885
1,839	SYNGENTA A.G. (REGISTERED)	500,196	765,015
26,523	TE CONNECTIVITY LTD.	498,023	1,642,304
9,385	TRANSOCEAN LTD.	142,085	85,779
236,455	UBS GROUP A.G. (REGISTERED)	4,206,183	3,809,150
2,384	VZ HOLDING A.G.(b)	631,226	629,750
4,176	WOLSELEY PLC	70,461	236,253
3,027	ZURICH INSURANCE GROUP A.G.	560,372	702,958
		32,638,570	43,511,219	8.69%
Taiwan:
52,000	CASETEK HOLDINGS LTD.	307,756	282,749
191,556	CHICONY ELECTRONICS CO. LTD.	488,329	492,817
102,000	GIANT MANUFACTURING CO. LTD.	540,156	589,486
176,000	SIMPLO TECHNOLOGY CO. LTD.	932,483	631,618
151,986	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	2,332,864	3,982,033

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Taiwan (Cont’d):
190,000	TRIPOD TECHNOLOGY CORP.	$428,387	344,768
		5,029,975	6,323,471	1.26%
Thailand:
843,000	LPN DEVELOPMENT PCL (REGISTERED)	503,454	335,475
358,100	PRUKSA REAL ESTATE PCL (REGISTERED)	244,466	274,835
		747,920	610,310	0.12%
United Kingdom:
25,248	3I GROUP PLC	88,645	165,502
27,380	ABERDEEN ASSET MANAGEMENT PLC	116,610	109,086
5,080	ADMIRAL GROUP PLC	89,059	144,683
93,517	AMEC FOSTER WHEELER PLC	1,154,635	604,412
26,808	ANGLO AMERICAN PLC	167,729	212,575
10,311	AON PLC	957,965	1,076,984
24,249	ARM HOLDINGS PLC	346,404	353,152
44,350	ARM HOLDINGS PLC ADR(d)	1,435,002	1,937,652
8,278	ASHTEAD GROUP PLC	137,028	102,723
5,784	ASSOCIATED BRITISH FOODS PLC	197,977	278,211
24,627	ASTRAZENECA PLC	915,543	1,380,335
84,472	AVIVA PLC	357,595	553,354
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	71,445
62,270	BAE SYSTEMS PLC	351,370	455,226
13,290	BALFOUR BEATTY PLC(b)	50,926	48,597
324,798	BARCLAYS PLC	1,218,706	699,737
12,627	BARRATT DEVELOPMENTS PLC	116,503	101,650
8,000	BELLWAY PLC	129,923	301,383
18,190	BOVIS HOMES GROUP PLC	151,966	243,358
355,556	BP PLC	2,359,115	1,788,102
33,662	BRITISH AMERICAN TOBACCO PLC	1,304,094	1,977,394
22,163	BRITISH LAND (THE) CO. PLC	182,324	222,980
164,994	BT GROUP PLC	672,145	1,043,864
6,330	BUNZL PLC	72,796	183,920
9,858	BURBERRY GROUP PLC	70,066	193,264
16,980	CAPITA PLC	162,367	254,118
105,775	CENTRICA PLC	383,496	345,920
24,375	CNH INDUSTRIAL N.V.	141,398	165,725
28,496	COBHAM PLC	93,701	88,853
319,481	COMPASS GROUP PLC	3,227,989	5,634,734
2,950	CRODA INTERNATIONAL PLC	101,220	128,761
10,632	CYBG PLC - CDI(b)	28,649	32,111
230,510	DEBENHAMS PLC	262,141	248,965
82,520	DEVRO PLC	362,296	348,743
132,410	DFS FURNITURE PLC	611,442	595,815
76,534	DIAGEO PLC	1,083,038	2,068,182
14,844	DIGNITY PLC	263,151	528,515
216,271	DIPLOMA PLC	1,777,760	2,307,901
29,465	DIRECT LINE INSURANCE GROUP PLC	123,933	156,665
13,691	DIXONS CARPHONE PLC	84,128	83,826
111,420	DOMINO’S PIZZA GROUP PLC	1,379,769	1,613,072
95	DRAX GROUP PLC	544	371
3,980	EASYJET PLC	95,525	86,830
10,270	FIAT CHRYSLER AUTOMOBILES N.V.(b)	79,848	82,972
10,222	FIAT CHRYSLER AUTOMOBILES N.V.	17,872	82,389
150,060	FOXTONS GROUP PLC	603,460	350,765
31,088	G4S PLC	107,039	85,103
41,360	GKN PLC	139,575	171,557
94,322	GLAXOSMITHKLINE PLC	1,476,589	1,912,836
61,320	GREGGS PLC	473,469	957,330
17,505	HAMMERSON PLC	69,535	145,444
4,493	HARGREAVES LANSDOWN PLC	77,652	86,729
368,327	HSBC HOLDINGS PLC	2,596,200	2,295,373
6,379	ICAP PLC	48,018	43,500
20,398	IMI PLC	299,234	279,050
18,792	IMPERIAL BRANDS PLC	441,174	1,042,624
12,262	INDIVIOR PLC	11,861	28,724
11,958	INMARSAT PLC	92,794	169,085
4,756	INTERCONTINENTAL HOTELS GROUP PLC	175,995	196,112

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
United Kingdom (Cont’d):
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	$90,834	261,196
2,722	INTERTEK GROUP PLC	108,909	123,813
24,599	INTU PROPERTIES PLC	104,784	110,584
158,500	IOMART GROUP PLC(b)	621,015	614,643
74,555	ITV PLC	222,122	258,276
38,167	J SAINSBURY PLC	172,401	151,460
4,406	JOHNSON MATTHEY PLC(b)	116,749	173,644
42,914	KINGFISHER PLC	109,517	232,180
133,080	LAIRD PLC	465,719	728,229
17,365	LAND SECURITIES GROUP PLC	143,926	274,595
125,558	LEGAL & GENERAL GROUP PLC	394,559	424,143
13	LIBERTY GLOBAL PLC LILAC, CLASS A(b)	658	456
271	LIBERTY GLOBAL PLC, CLASS A(b)	11,774	10,434
669	LIBERTY GLOBAL PLC, SERIES C(b)	27,554	25,128
8,787	LIVANOVA PLC(b)	545,066	474,322
2,234,557	LLOYDS BANKING GROUP PLC	1,878,134	2,183,022
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	244,229
366,990	MAN GROUP PLC	511,805	803,811
30,310	MARKS & SPENCER GROUP PLC	134,872	176,830
19,236	MEGGITT PLC	90,557	112,334
7,630	MERLIN ENTERTAINMENTS PLC(f)	55,544	50,793
72,364	NATIONAL GRID PLC	775,087	1,026,025
3,200	NEXT PLC	86,367	248,184
111,053	OLD MUTUAL PLC	166,441	307,994
33,800	OXFORD INSTRUMENTS PLC	528,090	325,253
13,417	PEARSON PLC	165,034	168,614
5,792	PERSIMMON PLC	144,553	173,446
6,290	PETROFAC LTD.	120,064	83,203
1,007	PROVIDENT FINANCIAL PLC(b)	45,887	42,883
46,502	PRUDENTIAL PLC	763,559	868,918
136,746	QINETIQ GROUP PLC	251,239	447,795
2,341	RANDGOLD RESOURCES LTD.	150,411	214,176
40,993	RECKITT BENCKISER GROUP PLC	2,961,848	3,962,368
40,900	RELX N.V.	410,924	714,158
137,813	RELX PLC	1,084,136	2,561,265
10,746	REXAM PLC	57,562	97,851
29,779	RIGHTMOVE PLC	1,030,640	1,801,048
9,085	RIO TINTO LTD.	464,476	297,298
22,134	RIO TINTO PLC	953,450	621,653
34,734	ROLLS-ROYCE HOLDINGS PLC	316,522	340,227
690,222	ROYAL BANK OF SCOTLAND GROUP PLC(b)	3,619,651	2,207,695
19,507	ROYAL MAIL PLC	142,294	134,677
12,109	RSA INSURANCE GROUP PLC	88,842	82,733
19,138	SABMILLER PLC	907,563	1,169,845
24,198	SAGE GROUP (THE) PLC	103,937	218,605
10,277	SEGRO PLC	36,889	60,562
4,954	SEVERN TRENT PLC	76,220	154,613
230,180	SIG PLC	633,869	482,670
20,880	SKY PLC	173,250	307,086
18,823	SMITH & NEPHEW PLC	151,602	310,357
7,645	SMITHS GROUP PLC	109,757	118,146
20,451	SSE PLC	370,845	438,241
9,873	ST. JAMES’S PLACE PLC(b)	139,318	130,244
57,353	STANDARD CHARTERED PLC	519,417	389,255
45,191	STANDARD LIFE PLC	163,199	231,129
5,438	TATE & LYLE PLC	49,810	45,144
61,943	TAYLOR WIMPEY PLC	179,942	169,302
807,404	TESCO PLC(b)	3,197,803	2,224,178
4,578	TRAVIS PERKINS PLC	141,647	120,128
78,159	UBM PLC	629,001	674,658
28,540	UNILEVER N.V. - CVA	970,329	1,279,054
25,396	UNILEVER PLC	592,605	1,149,875
14,374	UNILEVER PLC ADR(d)	343,168	649,417
14,901	UNITED UTILITIES GROUP PLC	139,192	197,536
830,807	UTILITYWISE PLC	2,223,735	2,138,894
256,900	VECTURA GROUP PLC(b)	364,176	599,950

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
United Kingdom (Cont’d):
151,142	VESUVIUS PLC	$766,591	720,047
516,214	VODAFONE GROUP PLC	1,697,318	1,640,003
3,762	WEIR GROUP (THE) PLC	43,887	59,867
2,849	WHITBREAD PLC	65,613	162,038
8,611	WILLIAM HILL PLC	52,153	40,442
28,367	WM MORRISON SUPERMARKETS PLC	79,979	80,955
25,749	WPP PLC	191,382	601,697
		64,896,363	77,593,813	15.50%
United States:
33,763	ARCH CAPITAL GROUP LTD.(b)	694,797	2,400,549
20,970	AXIS CAPITAL HOLDINGS LTD.	783,005	1,162,996
4,351	CARNIVAL PLC	131,346	234,467
52,250	FLEXTRONICS INTERNATIONAL LTD.(b)	313,103	630,135
45,360	SENSATA TECHNOLOGIES HOLDING N.V.(b)	1,576,269	1,761,783
8,041	THOMSON REUTERS CORP.	206,631	325,788
		3,705,151	6,515,718	1.30%
	Sub-total Common Stocks:	386,276,565	477,901,691	95.45%
Master Limited Partnerships:
United States:
36,274	LAZARD LTD., CLASS A	1,045,014	1,407,431
		1,045,014	1,407,431	0.28%
	Sub-total Master Limited Partnerships:	1,045,014	1,407,431	0.28%
Preferred Stocks:
Brazil:
112,300	ALPARGATAS S.A.	332,064	242,050
131,374	TELEFONICA BRASIL S.A. ADR(d)	1,619,467	1,640,861
		1,951,531	1,882,911	0.38%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	121,602
4,500	DRAEGERWERK A.G. & CO. KGAA	465,270	305,697
3,246	HENKEL A.G. & CO. KGAA	319,045	357,912
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	179,241
3,084	VOLKSWAGEN A.G.	500,632	392,513
		1,493,704	1,356,965	0.27%
South Korea:
205	SAMSUNG ELECTRONICS CO. LTD.	179,321	198,439
		179,321	198,439	0.04%
	Sub-total Preferred Stocks	3,624,556	3,438,315	0.69%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
	Sub-total Rights	-	-	0.00%
Investment Companies:
United States:
18,400	ISHARES MSCI EAFE SMALL-CAP ETF	946,757	916,320
		946,757	916,320	0.18%
	Sub-total Investment Companies	946,757	916,320	0.18%
Short-Term Investments:
15,228,104	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.20%(g)	15,228,104	15,228,104
	Sub-total Short-Term Investments:	15,228,104	15,228,104	3.04%
	Grand total(h)	$407,120,996	498,891,861	99.64%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Security has been deemed worthless and is a Level 3 investment.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.82% of net assets as of March 31, 2016.

(e)	Amount rounds to less than $1.

(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(g)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2015, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $17,987,135 with net sales of $2,759,031 during the three months ended March 31, 2016.

(h)	At March 31, 2016, the cost for Federal income tax purposes was $409,266,629. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$119,083,285
Gross unrealized depreciation	(29,458,053)
Net unrealized appreciation	$89,625,232

At March 31, 2016, the industry sectors for the Clearwater International Fund were:

Percent of
Long-Term
Industry Sector	Investments
Consumer Discretionary	17.37%
Consumer Staples	10.67
Energy	4.39
Financials	21.54
Health Care	10.15
Industrials	13.97
Information Technology	12.09
Materials	5.07
Telecommunication Services	2.89
Utilities	1.86
100.00%

At March 31, 2016, the Clearwater International Fund’s investments were denominated in the following currencies:

Percent of
Long-Term
Concentration by Currency	Investments
Euro	20.61%
Japanese Yen	17.26
British Pound	16.37
United States Dollar	10.88
Swiss Franc	7.74
Australian Dollar	6.71
Canadian Dollar	6.12
All other currencies less than 5%	14.31
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

At March 31, 2016, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

	Amount	In	Amount
Contracts To	(Local	Exchange	(Local	Settlement	Unrealized
Deliver Currency	Currency)	For Currency	Currency)	Date	Gains (Losses)	Counterparty

Chinese Offshore Yuan	1,793,797	United States Dollar	277,098	5/17/16	$136	Northern Trust
Chinese Offshore Yuan	15,634,159	United States Dollar	2,390,873	5/17/16	$(23,042)	Northern Trust
Japanese Yen	131,220,897	United States Dollar	1,143,892	8/10/16	$(27,112)	Northern Trust
					$(50,018)

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, which are carried at fair value, as of March 31, 2016.

	Level 1	Level 2	Level 3		Total

Common Stocks
Hong Kong	$15,158,365	$—	$—	*	$15,158,365
Thailand	—	610,310	—		610,310
All Other Countries	462,133,016	—	—		462,133,016
Master Limited Partnerships	1,407,431	—	—		1,407,431
Preferred Stocks	3,438,315	—	—		3,438,315
Rights	—	—	—	**	—
Investment Companies	916,320	—	—		916,320
Short-Term Investments	15,228,104	—	—		15,228,104
Total	$498,281,551	$610,310	$—	*	$498,891,861

*	Amount rounds to less than $1.

**	Security has been deemed worthless and is a Level 3 investment.

For the Clearwater International Fund, 100% of the investment value is compromised of equity securities, master limited partnerships, rights and short-term investments. See the Clearwater International Fund’s Schedule of Investments for geographical classification. Investments in equity securities, master limited partnerships and short-term securities generally are valued at the last sales price or regular trading session closing price on the principal exchange or market where the securities are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. A right was valued at Level 3 according to procedures adopted by the Board of Trustees. The trading of a Hong Kong equity security was suspended and valued at the last traded price from the primary pricing provider at the time of suspension, resulting in a Level 3 classification. The security was valued at period end by the Valuation Committee.

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Assets
Forward Foreign Currency Exchange Contracts	—	$136	$—	$136
Liabilities
Forward Foreign Currency Exchange Contracts	—	(50,154)	—	(50,154)

Total Other Financial Instruments	$—	$(50,018)	$—	$(50,018)

The forward foreign currency exchange contract outstanding at March 31, 2016 is considered a Level 2 investment due to the contract being marked-to-market daily at the applicable exchange rate that has been adjusted from the initial quoted rate.

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2016

The Clearwater International Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2016, the Clearwater International Fund had no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2015.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at March 31, 2016.

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater International Fund (unaudited)
March 31, 2016

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	May 20, 2016

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	May 20, 2016